UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2010

DATE OF REPORTING PERIOD: DECEMBER 31, 2010

Item 1.	Reports to Stockholders

The Annual Report to Shareholders follows

First Investors

2010 ANNUAL REPORT

TAX EXEMPT FUND

TAX EXEMPT FUND II

SINGLE STATE TAX EXEMPT FUNDS

December 31, 2010

FOREWORD

This report is for the information of the shareholders of the Funds. It is the Funds’ practice to mail only one copy of their annual and semi-annual reports to all family members who reside at the same address and share the same last name. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the portfolio manager’s letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Portfolio Manager’s Letter
FIRST INVESTORS TAX EXEMPT FUND
FIRST INVESTORS TAX EXEMPT FUND II
FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Dear Investor:

This is the annual report for the First Investors Tax Exempt Funds for the year ended December 31, 2010. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, including the alternative minimum tax, as well as state income tax in the case of the single state Funds. One of the Funds, the Tax Exempt Fund II, has a secondary objective of seeking total return.

For the first nine months of the review period, the municipal bond market followed the general trajectory of the broad bond market. The market benefited in general from falling interest rates and in particular from the Build America Bond Program. Part of the Obama Administration’s stimulus plan, this program allowed municipalities to issue taxable—rather than tax-exempt—bonds and receive a subsidy from the federal government. With over 30% of new issues coming as taxable bonds, the municipal bond market benefited from less supply. Municipal interest rates fell to historic lows in the third quarter and the market returned 7.1% for the first nine months of the year, according to Bank of America Merrill Lynch.

In contrast, in the fourth quarter the municipal bond market had its worst quarterly return in over fifteen years, falling 4.5%. Several factors contributed to the market’s decline. First, interest rates in general moved sharply higher. Rising rates cause bonds to decline in price. Second, following the November elections, the Build America Bond Program was unexpectedly allowed to end in 2010. As a result, the market began to reprice itself lower based on expectations for greater issuance of tax-exempt bonds in the future. Third, concerns about the credit quality of municipal bonds weighed on the market, although actual defaults remained at minimal levels. As a result, fund flows into municipal bond funds, which had been strongly positive, reversed course and record amounts left funds in the last two months of the review period. For the year, yields in the municipal bond market rose, prices fell, and the market returned 2.3%.

1

Portfolio Manager’s Letter (continued)
FIRST INVESTORS TAX EXEMPT FUND
FIRST INVESTORS TAX EXEMPT FUND II
FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

The table below sets forth the total return performance for 2010 of each Fund on a net asset value (NAV) basis. Total return takes into account not only dividends and distributions paid during the year but also the change in each Fund’s NAV that occurred during the year.

	Class A	Class B
Fund	Total Return	Total Return
______	__________________	__________________
Tax Exempt Fund	0.71%	0.11%
Tax Exempt Fund II	0.67%	–0.04%
California Tax Exempt Fund	0.50%	–0.18%
Connecticut Tax Exempt Fund	0.20%	–0.52%
Massachusetts Tax Exempt Fund	0.35%	–0.41%
Michigan Tax Exempt Fund	1.07%	0.38%
Minnesota Tax Exempt Fund	0.63%	–0.02%
New Jersey Tax Exempt Fund	0.44%	–0.31%
New York Tax Exempt Fund	0.79%	0.16%
North Carolina Tax Exempt Fund	0.74%	–0.04%
Ohio Tax Exempt Fund	0.84%	0.18%
Oregon Tax Exempt Fund	0.58%	–0.11%
Pennsylvania Tax Exempt Fund	1.24%	0.56%
Virginia Tax Exempt Fund	1.25%	0.54%

The returns of the First Investors Tax Exempt Funds somewhat underperformed their benchmark (the Bank of America Merrill Lynch Municipal Securities Master Index). The primary factor affecting the Funds’ performance was the increase in yields during the review period. The Funds generally invest in bonds with maturities of 15 years or longer and therefore have a longer weighted average maturity than their benchmark. With the rise in interest rates, longer-term bonds generally underperformed shorter-term bonds.

2

Among the Funds, those with relatively short weighted average maturities—such as the Tax Exempt, Michigan and Pennsylvania Funds—had higher total returns. Funds with relatively long weighted average maturities—such as the Massachusetts and Oregon Funds—had lower total returns. The performance of several Funds was affected by specific factors. The Connecticut Fund had 5% of its assets called in March, which hurt its performance. The California and New Jersey Funds’ total returns were negatively affected by several holdings that substantially underperformed the broad market. The North Carolina and Virginia Funds had securities prerefunded, which increased returns for the review period.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, First Investors Management Company, Inc.

January 31, 2011

3

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2010, and held for the entire six-month period ended December 31, 2010. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$981.53	$4.74
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.42	$4.84

Expense Example – Class B Shares
Actual	$1,000.00	$979.05	$8.23
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.89	$8.39

*	Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.65% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

5

Cumulative Performance Information (unaudited)
TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.14%), 2.08% and 3.20%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.48%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.79%), 2.23% and 3.22%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 2.99%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

6

Portfolio of Investments
TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—99.4%
	Alabama—1.4%
$ 5,000M	Chatom Indl. Dev. Brd. 5% 8/1/2037	$ 4,870,650
5,000M	Mobile Alabama Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	4,907,650

		9,778,300

	Alaska—.7%
4,840M	Alaska Hsg. Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033	4,889,707

	Arizona—2.5%
5,000M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,277,200
7,015M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,162,315
5,000M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
	5% 1/1/2033	5,022,000

		17,461,515

	Arkansas—.7%
5,000M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,026,350

	California—2.3%
5,000M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	4,675,050
6,000v	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,997,120
5,000M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,013,850

		15,686,020

	Colorado—.7%
4,965M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,052,632

	Connecticut—.9%
6,090M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrast.
	6.125% 9/1/2012	6,400,225

	District of Columbia—1.6%
5,000M	District of Columbia GO Series “B” 6% 6/1/2021	5,821,250
5,000M	District of Columbia Rev. (Medlantic/Helix) 5.5% 8/15/2028	5,075,800

		10,897,050

	Florida—10.5%
5,000M	Broward Cnty. Airport Sys. Rev. 5.375% 10/1/2029	5,022,050
6,500M	Duval County School Board Master Lease Prog. 5.25% 7/1/2035	6,240,520
5,500M	Florida State Board of Education GO 5.5% 6/1/2038	5,769,610
5,000M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,209,200

7

Portfolio of Investments (continued)
TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	Florida (continued)
$ 5,000M	Miami-Dade County Aviation Rev. (Miami Intl. Airport)
	5% 10/1/2035	$ 4,784,150
5,000M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
	5.375% 10/1/2028	5,109,850
5,000M	Miami-Dade County Pub. Facs. (Jackson Health System)
	5.5% 6/1/2029	5,109,500
	Miami-Dade County School Board Certificates of Participation:
5,000M	5.25% 5/1/2029	5,048,100
5,000M	5.375% 2/1/2034	4,989,900
5,050M	Miami-Dade County Spl. Oblig. (Cap. Asset Acquisition)
	5% 4/1/2029	4,966,523
5,000M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,214,850
5,000M	North Sumter County Util. Rev. 5.375% 10/1/2040	4,816,500
5,000M	Orange County Sch. Brd. COP 5.5% 8/1/2034	5,118,200
5,000M	Port St. Lucie Utility Rev. 5% 9/1/2029	4,803,150

		72,202,103

	Georgia—8.3%
	Atlanta Water & Wastewater Revenue:
9,040M	5.5% 11/1/2019	10,092,256
5,000M	5.25% 11/1/2034	4,906,300
5,000M	Augusta Water & Sewer Rev. 5.25% 10/1/2039	5,049,500
1,000M	De Kalb Private Hosp. Auth. Rev. 5.125% 11/15/2034	972,430
5,000M	JPMorgan Chase Putters 7.757% 1/1/2016*	5,008,200
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
12,185M	6.25% 7/1/2011	12,532,273
17,000M	6% 7/1/2013	18,403,690

		56,964,649

	Illinois—9.4%
	Chicago Board of Education Lease Certificates of Participation
	Series “A”:
5,000M	6% 1/1/2016	5,648,300
28,200M	6% 1/1/2020	32,217,090
	Illinois Finance Auth. Revenue:
5,000M	Alexian Rmkt. 5.25% 1/1/2022	5,128,850
5,000M	Children’s Mem. Hosp. 5.25% 8/15/2033	4,829,600
7,000M	Northwestern Mem. Hosp. 5.75% 8/15/2030	7,303,870
4,000M	Regional Transportation Auth. 7.75% 6/1/2019	4,902,240
5,000M	Springfield Electric Rev. 5% 3/1/2027	4,999,650

		65,029,600

8

Principal
Amount	Security	Value

	Indiana—3.5%
$ 7,540M	Greater Clark Cnty. Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026	$ 7,765,446
7,520M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
	6.125% 7/1/2029	7,917,883
8,330M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	8,526,421

		24,209,750

	Iowa—.4%
2,795M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028	2,840,782

	Kentucky—1.1%
5,000M	Kentucky Eco. Dev. Fin. Auth. (Louisville Arena Proj.)
	5.75% 12/1/2028	5,193,700
2,650M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029	2,663,674

		7,857,374

	Louisiana—.8%
10,250M	Regional Trans. Auth. Zero Coupon 12/1/2021	5,645,290

	Maine—.6%
3,810M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	3,875,494

	Massachusetts—3.7%
5,435M	Boston Water & Sewer Rev. 5.75% 11/1/2013	5,850,234
10,000M	JPMorgan Chase Putters 7.757% 2/15/2016*	10,004,400
5,000M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	4,770,200
5,000M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034	4,911,850

		25,536,684

	Michigan—5.5%
5,000M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	5,780,150
5,000M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,342,850
5,335M	Michigan State Environmental Protection Prog.
	GO 6.25% 11/1/2012	5,618,289
10,000M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	10,295,100
5,000M	Michigan State Hosp. Fin. Auth. (Trinity Health)
	6.25% 12/1/2028	5,357,000
4,500M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
	6.95% 9/1/2022	5,308,875

		37,702,264

9

Portfolio of Investments (continued)
TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	Minnesota—.6%
$ 4,000M	Minnesota St. Office of Higher Education Rev. 5% 11/1/2029	$ 3,853,200

	Missouri—2.2%
	Missouri State Health & Educ. Facs. Auth. Revenue:
10,000M	BJC Health Systems 6.75% 5/15/2011	10,229,700
5,000M	St. Luke’s Health 5.5% 11/15/2028	5,132,900

		15,362,600

	Montana—.7%
4,790M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	$4,833,350

	New Jersey—.7%
5,000M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
	5.625% 6/1/2030	5,048,450

	New Mexico—.7%
5,000M	Grant Cnty. Dept. of Health (Bayard Proj.) 5.25% 7/1/2031	5,061,800

	New York—8.7%
22,000M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	26,521,440
	New York State Dorm. Auth. Revenue:
10,000M	New York University 5.75% 7/1/2027	11,166,700
5,000M	State University 5.875% 5/15/2017	5,733,300
3,130M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033	3,232,132
5,000M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth.
	5% 4/1/2021	5,247,600
7,780M	Port Authority of New York & New Jersey Drivers
	7.615% 8/15/2015*	8,180,203

		60,081,375

	North Carolina—.7%
5,000M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
	5.25% 1/15/2034	4,980,000

	North Dakota—1.8%
7,590M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
	7.2% 6/30/2013	8,013,067
4,500M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	4,599,900

		12,612,967

10

Principal
Amount	Security	Value

	Ohio—4.0%
$ 5,000M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
	5.25% 2/15/2026	$ 5,146,200
6,000M	Jefferson County Jail Construction GO 5.75% 12/1/2019	6,561,300
5,000M	Ohio State Hospital Facility Health Revenue 5.5% 1/1/2034	5,136,650
	Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
4,195M	6.125% 9/1/2028	4,452,657
6,005M	5.85% 9/1/2033	6,240,996

		27,537,803

	Oklahoma—.4%
3,000M	Tulsa Pub. Facs. Auth. Lease Rev. 5.25% 11/15/2036	2,999,820

	Pennsylvania—1.8%
5,000M	Philadelphia GO 7.125% 7/15/2038	5,523,650
6,660M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	7,050,742

		12,574,392

	Rhode Island—1.1%
7,000M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,248,850

	Texas—14.6%
14,000M	Austin Utilities Systems Rev. 6% 11/15/2013	14,799,820
5,000M	Dallas Cnty. Util. & Reclamation Dist. GO 5.375% 2/15/2029	4,717,800
5,000M	Harris County Health Facs. Dev. Corp. Rev. 5.25% 7/1/2030	4,706,350
	Harris County Toll Road Sub. Liens GO Series “A”:
11,065M	6.5% 8/15/2012	12,079,992
7,000M	6.5% 8/15/2013	7,962,150
5,000M	Hitchcock Ind. School District GO 5.25% 2/15/2030	5,178,300
	Houston Utilities Systems Revenue:
5,000M	Util. Sys. Rev. 5.125% 11/15/2032	5,043,750
5,000M	Wtr. and Swr. Rev. 5% 11/15/2027	5,162,550
	Houston Water Conveyance System Certificates of Participation:
4,000M	6.25% 12/15/2013	4,409,840
6,035M	6.25% 12/15/2015	6,857,691
	JP Morgan Chase Putters:
5,000M	7.807% 8/15/2013*	5,125,200
5,000M	7.647% 2/1/2030*	5,086,400
10,000M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028	9,504,500
5,000M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	4,986,350
5,000M	Waco Ind. School District GO 5.25% 8/15/2030	5,228,450

		100,849,143

11

Portfolio of Investments (continued)
TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	Utah—.2%
$ 955M	Provo Electric System Rev. 10.375% 9/15/2015	$ 1,179,062

	Washington—3.7%
	Washington State:
7,375M	9.289% 7/1/2014*	7,549,640
5,500M	9.289% 7/1/2016*	5,757,510
	Washington State Health Care Facs. Auth. Revenue:
5,000M	Catholic Health Initiatives 6.375% 10/1/2033	5,357,800
7,000M	Providence Health 5.25% 10/1/2033	6,948,900

		25,613,850

	West Virginia—.7%
4,500M	West Virginia State Hospital Fin. Auth. Hosp. Rev.
	5.375% 6/1/2028	4,575,195

	Wisconsin—2.2%
12,000M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
	6.9% 8/1/2021	14,808,600

Total Value of Municipal Bonds (cost $654,748,993)	99.4%	686,276,246
Other Assets, Less Liabilities	.6	4,393,075

Net Assets	100.0%	$690,669,321

* Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at December 31, 2010.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

12	See notes to financial statements

Fund Expenses (unaudited)
TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$977.79	$4.99
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.17	$5.09

Expense Example – Class B Shares
Actual	$1,000.00	$974.08	$8.46
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.64

*	Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.70% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

13

Cumulative Performance Information (unaudited)
TAX EXEMPT FUND II

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Fund II (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Tax Exempt Fund II (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.15%), 2.76% and 4.24%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.58%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.89%), 2.89% and 4.23%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.09%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

14

Portfolio of Investments
TAX EXEMPT FUND II
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.9%
	Alabama—2.3%
$1,000M	Alabama State University Rev. 5.25% 9/1/2034	$ 1,012,430
2,500M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	2,629,750
1,000M	Phenix City Water & Sewer Rev. 5% 8/15/2034	965,010

		4,607,190

	Alaska—2.2%
1,000M	Alaska Intl. Airport Rev. Series “B” 5.75% 10/1/2012*	1,085,010
3,000M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,271,440

		4,356,450

	Arizona—4.9%
1,250M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,353,362
5,000M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,105,000
1,000M	Greater Dev. Auth. Infrastructure Rev. 5% 8/1/2029	985,680
2,000M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,231,760

		9,675,802

	Arkansas—.5%
1,000M	University of Arkansas Rev. 5% 12/1/2028	1,035,560

	California—2.2%
1,100M	Alhambra Sch. District GO 5.25% 8/1/2028	1,119,338
1,415M	California Hlth. Facs. Fing. Auth. Rev. 5.25% 7/1/2038	1,315,072
2,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2039	2,020,940

		4,455,350

	Connecticut—.5%
1,000M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,022,900

	District of Columbia—1.5%
3,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2029	2,967,390

	Florida—11.4%
	Broward County Sch. Brd. Certificates of Participation:
1,000M	5.125% 7/1/2026	1,002,730
1,000M	5.25% 7/1/2027	1,003,740
3,535M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,718,219
5,000M	Miami-Dade Cnty. Aviation Rev. 5% 10/1/2035	4,784,150
5,000M	North Sumter Cnty. Util. Rev. 5.375% 10/1/2040	4,816,500

15

Portfolio of Investments (continued)
TAX EXEMPT FUND II
December 31, 2010

Principal
Amount	Security	Value

	Florida (continued)
$5,000M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	$ 4,942,550
1,400M	Palm Beach County Hlth. Facs. Auth. Rev. 5% 7/1/2030	1,322,510
1,000M	Panama City Beach Utility Rev. 5% 6/1/2030	987,720

		22,578,119

	Georgia—7.3%
2,500M	Atlanta Wtr. & Wastewater Rev. 5.25% 11/1/2034	2,453,150
2,000M	Brunswick & Glynn Cnty. Wtr. & Swr. Rev. 5% 6/1/2033	1,969,440
1,000M	Clayton County Hosp. Auth. Rev. 5% 8/1/2030	973,170
1,500M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,532,580
1,000M	Cobb County Hosp. Auth. Rev. (Kennestone Hosp.) 5.25% 4/1/2037	1,018,780
3,500M	De Kalb Private Hosp. Auth. Rev. 5% 11/15/2029	3,470,250
1,000M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
	5.125% 12/1/2021	1,004,760
2,000M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,139,800

		14,561,930

	Hawaii—1.2%
2,500M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,411,325

	Illinois—.5%
1,000M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,085,340

	Indiana—3.6%
1,030M	Baugo School Bldg. Corp. 5.5% 1/15/2012*	1,081,149
1,000M	Indianapolis Thermal Energy Sys. Rev. 5% 10/1/2029	970,320
1,105M	Merrillville Multi-School Building Corp. GO 5.5% 1/15/2012*	1,161,885
	Tri-Creek Middle School Bldg. Corp. Revenue:
1,500M	5.25% 7/15/2028	1,519,050
1,000M	5.25% 7/15/2029	1,010,830
1,250M	Zionsville Community Schools Bldg. Corp. GO 5.75% 1/15/2012*	1,317,588

		7,060,822

	Kentucky—.5%
1,000M	Paducah Elec. Plant Brd. Rev. 5.25% 10/1/2035	992,380

	Louisiana—6.5%
	Louisiana Loc. Govt. Env. Facs. & Cmnty. Dev. Auth. Revenue:
1,845M	5.25% 10/1/2021	1,765,923
1,000M	5% 2/1/2029	992,900

16

Principal
Amount	Security	Value

	Louisiana (continued)
$1,500M	Louisiana St. Citizens Ppty. Rev. 6.125% 6/1/2025	$ 1,636,305
5,000M	Louisiana St. Gas & Fuels Tax Rev. 5% 5/1/2036	4,988,950
1,000M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,100,200
2,310M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,357,517

		12,841,795

	Massachusetts—6.0%
5,000M	Massachusetts State Dev. Fin. Agy. Rev. 5.25% 2/1/2034	5,253,500
1,500M	Massachusetts State GO 5.25% 8/1/2022	1,718,895
5,000M	Massachusetts State Hlth. & Edl. Facs. Auth. Rev. 5% 7/1/2034	4,911,850

		11,884,245

	Michigan—4.6%
1,500M	Detroit Distributable St. Aid GO 5% 11/1/2030	1,404,855
1,250M	Ferris State University Rev. 5% 10/1/2028	1,254,288
5,000M	Kalamazoo Hosp. Fin. Auth. Rev. 5.25% 5/15/2036	4,741,450
1,900M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	1,788,318

		9,188,911

	Mississippi—2.4%
	Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660M	5.375% 7/1/2029	2,724,691
2,000M	5.625% 7/1/2039	2,044,020

		4,768,711

	Missouri—.5%
1,000M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,020,980

	Nebraska—2.0%
3,880M	Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. 5.7% 9/1/2031	3,914,105

	New Hampshire—.5%
1,000M	Manchester Arpt. Rev. 5.125% 1/1/2030	958,980

	New Jersey—3.1%
1,000M	New Jersey Edl. Facs. Auth. Rev. 5.375% 7/1/2038	1,017,270
1,000M	New Jersey Health Care Facs. Fing. Auth. Rev. 5.25% 1/1/2031	998,160
4,000M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038	4,191,320

		6,206,750

17

Portfolio of Investments (continued)
TAX EXEMPT FUND II
December 31, 2010

Principal
Amount	Security	Value

	New York—.5%
	Camden Central School District General Obligations:
$ 725M	5.5% 3/15/2016	$ 767,666
250M	5.5% 3/15/2017	264,900

		1,032,566

	North Carolina—3.0%
1,000M	Charlotte-Mecklenburg Hosp. Auth. Rev. 5.25% 1/15/2034	996,000
1,000M	Nash Cnty. Ltd. Oblig. Rev. 5% 10/1/2030	994,340
1,000M	New Hanover Cnty. Hosp. Rev. 5.125% 10/1/2031	987,340
3,000M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,056,760

		6,034,440

	Ohio—4.8%
2,000M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
	5% 2/15/2024	2,060,440
1,500M	Franklin Cnty. Hosp. Rev. 5% 11/1/2034	1,435,485
1,500M	Ohio State Bldg. Auth. State Facs. 5.5% 4/1/2012*	1,591,860
1,000M	Ohio State Higher Edl. Facs. Rev. 5.25% 11/15/2035	974,860
3,400M	Ohio State Univ. Gen. Rcpts. Rev. 5% 12/1/2031	3,459,670

		9,522,315

	Pennsylvania—6.1%
2,500M	Beaver Cnty. GO 5.55% 11/15/2031	2,565,100
4,500M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	4,454,820
1,000M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5.25% 6/1/2013*	1,101,500
	West Mifflin Area School Dist. General Obligations:
2,910M	5.375% 4/1/2027	3,031,347
1,000M	5.375% 4/1/2028	1,034,480

		12,187,247

	Puerto Rico—.4%
705M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
	6.25% 7/1/2016	707,580

	Rhode Island—3.1%
	Rhode Island Hlth. & Edl. Bldg. Corporation:
	Pub. Schs. Fing. Program:
3,250M	5.25% 5/15/2029	3,278,276
1,600M	5% 5/15/2034	1,511,440
1,415M	University of Rhode Island 5.25% 9/15/2029	1,433,635

		6,223,351

18

Principal
Amount	Security	Value

	South Carolina—1.0%
$1,000M	Anderson Water & Swr. System Rev. 5% 7/1/2034	$ 984,380
1,000M	Charleston Wtrwks. & Swr. Rev. 5% 1/1/2035	1,024,120

		2,008,500

	South Dakota—.8%
1,500M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,525,845

	Tennessee—.5%
1,000M	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev. 5% 10/1/2023	1,003,580

	Texas—12.0%
2,000M	Allen Indpt. School District GO 5% 2/15/2034	2,015,160
	Bexar Cnty. Revenue:
1,500M	Combined Venue Tax 5% 8/15/2030	1,466,895
1,000M	Motor Vehicle Tax 5% 8/15/2030	977,930
1,750M	Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev. 5.25% 10/1/2029	1,763,284
	Harris Cnty. Hlth. Facs. Revenue:
5,000M	Christus Health 5.25% 7/1/2030	4,706,350
5,000M	Thermal Util. Rev. 5% 11/15/2032	4,901,950
1,250M	Parker Cnty. GO 5% 2/15/2029	1,259,475
4,320M	San Antonio Arpt. Sys. Rev. 5.25% 7/1/2035	4,308,206
2,500M	Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev. 5% 11/15/2040	2,373,650

		23,772,900

	Washington—2.5%
5,000M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	4,963,500

Total Value of Municipal Bonds (cost $195,612,404)	98.9%	196,576,859
Other Assets, Less Liabilities	1.1	2,158,257

Net Assets	100.0%	$198,735,116

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

See notes to financial statements	19

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$981.32	$5.09
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.07	$5.19

Expense Example – Class B Shares
Actual	$1,000.00	$978.04	$8.58
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.54	$8.74

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

20

Cumulative Performance Information (unaudited)
CALIFORNIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.34%), 1.97% and 3.31%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.57%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.09%), 2.10% and 3.29%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.08%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

21

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—97.8%
	Certificates of Participation—15.2%
$ 500M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012	$ 546,280
1,000M	El Dorado Irrigation District 6.25% 8/1/2029	1,046,330
750M	Los Angeles Real Property Prog. 5.3% 4/1/2022	773,963
1,000M	Mojave Water Agency 5.5% 6/1/2029	1,011,700
1,000M	West Contra Costa Healthcare 5.375% 7/1/2024	1,013,350
500M	Western Placer Unified School District 5.25% 8/1/2030	480,985

		4,872,608

	General Obligations—26.8%
1,000M	Alhambra Unified School District 5.25% 8/1/2028	1,017,580
1,000M	Chico Unified School District 5% 8/1/2026	1,004,340
1,000M	College of the Sequoias 5.25% 8/1/2029	1,011,320
1,000M	Corona-Norco Unified School District 5.125% 8/1/2029	1,002,450
650M	Jefferson Unified High Sch. District (San Mateo Cnty.)
	6.25% 2/1/2016	743,749
1,000M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,019,920
750M	Natomas Unified School District 5.95% 9/1/2021	810,938
1,000M	San Bernardino Cmnty. College District 6.5% 8/1/2028	1,113,330
500M	San Juan Unified School District 5% 8/1/2030	491,095
374M	Walnut Valley School District 7.2% 2/1/2016	398,691

		8,613,413

	Health Care—12.5%
	California Health Facs. Fin. Auth. Revenue:
1,000M	Children’s Hospital Los Angeles 5.125% 7/1/2031	935,010
1,000M	Providence Health Services 6.5% 10/1/2033	1,102,190
1,000M	Stanford Hospital 5.25% 11/15/2031	989,930
1,000M	California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph’s)
	5.125% 7/1/2024	999,520

		4,026,650

	Housing—3.0%
1,000M	California Hsg. Fin. Agy. Rev. 5.2% 8/1/2028	965,320

22

Principal
Amount	Security	Value

	Transportation—7.8%
$1,000M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$ 1,002,140
500M	San Diego County Regional Airport Auth. Rev. 5% 7/1/2030	469,190
1,000M	San Francisco City & Cnty. Airport Rev. 5.25% 5/1/2025	1,026,230

		2,497,560

	Utilities—9.6%
500M	Bakersfield Wastewater Rev. 5% 9/15/2028	493,890
1,000M	Los Angeles Wastewater System Rev. 5% 6/1/2027	1,016,860
515M	South Gate Public Fing. Auth. Wtr. Rev. Series “A” 6% 10/1/2012	537,145
1,000M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,041,130

		3,089,025

	Other Revenue—22.9%
1,000M	California Statewide Cmntys. Dev. Auth. Pollution Ctl. Rev.
	4.5% 9/1/2029	904,740
1,000M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	1,087,270
1,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,037,490
1,000M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2032	959,960
1,000M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5.25% 8/1/2020	1,007,530
500M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	528,520
1,000M	Sacramento Cnty. Airport Sys. Rev. 5.5% 7/1/2034	1,014,720
700M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	802,767

		7,342,997

Total Value of Municipal Bonds (cost $30,799,815)	97.8%	31,407,573
Other Assets, Less Liabilities	2.2	691,125

Net Assets	100.0%	$32,098,698

See notes to financial statements	23

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$981.61	$5.04
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.12	$5.14

Expense Example – Class B Shares
Actual	$1,000.00	$978.06	$8.53
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.59	$8.69

*	Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010 and are based on the total value of investments.

24

Cumulative Performance Information (unaudited)
CONNECTICUT TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.64%), 2.09% and 3.32%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.02%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.43%), 2.22% and 3.32%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 2.50%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

25

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.8%
	Education—29.3%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$1,000M	Loomis Chafee School 5% 7/1/2030	$ 1,001,550
500M	Norwich Free Academy 5% 7/1/2034	493,875
	Quinnipiac University:
1,000M	5% 7/1/2025	1,010,590
1,000M	5.75% 7/1/2033	1,043,890
1,000M	Renbrook School 5% 7/1/2030	927,110
1,000M	Salisbury School 5% 7/1/2028	1,018,460
1,000M	Trinity College Series “H” 5% 7/1/2019	1,080,420
1,000M	Westminster School 5% 7/1/2037	986,990
1,000M	Yale University 4.85% 7/1/2037	1,009,820
	University of Connecticut:
600M	Student Fees Rev. 5.25% 11/15/2021	626,580
1,000M	University Rev. 4.75% 2/15/2029	1,002,960

		10,202,245

	General Obligations—20.0%
1,000M	Bridgeport 5% 12/1/2023	1,037,040
650M	Connecticut State Series “E” 6% 3/15/2012	692,861
1,000M	Glastonbury 5% 6/15/2013*	1,104,710
	New Britain:
430M	6% 3/1/2012	444,405
1,000M	4.75% 4/1/2028	1,054,980
2,000M	New Haven 5% 3/1/2026	2,015,880
580M	Stratford 5% 12/15/2023	607,556

		6,957,432

	Health Care—18.8%
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Ascension Health Senior Center 5% 11/15/2040	977,190
180M	Bridgeport Hospital 6.5% 7/1/2012	180,565
	Child Care Facilities Program:
400M	5.5% 7/1/2019	401,612
1,000M	6% 7/1/2038	1,057,740
1,000M	Children’s Medical Center Series “B” 5% 7/1/2021	981,990
500M	Stamford Hospital 5% 7/1/2030	479,555
1,000M	William W. Backus Hospital 5% 7/1/2025	1,012,790
	Yale-New Haven Hospital:
500M	5% 7/1/2026	502,265
500M	5.25% 7/1/2030	501,855

26

Principal
Amount	Security	Value

	Health Care (continued)
$ 445M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
	6.25% 7/1/2016	$ 446,629

		6,542,191

	Housing—5.3%
1,750M	Connecticut State Hsg. Fin. Auth. Next Steps 7, 5% 6/15/2024	1,825,897

	Transportation—6.5%
	Connecticut State Special Tax Obligation Revenue:
170M	Fuel Tax & Transit Rev. 6.125% 9/1/2012	178,660
	Transportation Infrastructure:
1,000M	5% 11/1/2025	1,055,950
1,000M	5% 8/1/2027	1,034,220

		2,268,830

	Utilities—10.0%
1,000M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035	961,610
	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Revenue:
1,000M	5% 7/1/2025	1,012,790
500M	5% 7/1/2028	493,405
1,000M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029	1,027,200

		3,495,005

	Other Revenue—8.9%
1,000M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
	5.75% 6/15/2034	1,051,570
500M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	513,345
1,500M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,515,090

		3,080,005

Total Value of Municipal Bonds (cost $33,794,575)	98.8%	34,371,605
Other Assets, Less Liabilities	1.2	428,152

Net Assets	100.0%	$34,799,757

*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	27

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$981.92	$5.20
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.97	$5.30

Expense Example – Class B Shares
Actual	$1,000.00	$977.84	$8.67
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.44	$8.84

*	Expenses are equal to the annualized expense ratio of 1.04% for Class A shares and 1.74% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

28

Cumulative Performance Information (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.45%), 1.77% and 3.13%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.29%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.32%), 1.89% and 3.13%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 2.79%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

29

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.9%
	Education—27.3%
	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue:
$1,000M	6% 1/1/2028	$ 1,029,050
1,000M	5.3% 1/1/2030	940,150
	Massachusetts State Dev. Fin. Agy. Revenue:
	Boston College:
150M	5% 7/1/2031	150,846
1,000M	5% 7/1/2038	980,230
750M	Boston University 5.6% 10/1/2035	759,240
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Harvard University 5.5% 11/15/2036	1,062,550
1,000M	Lesley University 5% 7/1/2029	992,250
800M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014	903,240

		6,817,556

	General Obligations—16.3%
	Massachusetts State:
500M	5.25% 8/1/2020	576,825
1,000M	5.5% 8/1/2030	1,109,130
500M	.762% 5/1/2037*	381,515
1,000M	Revere Mun. Purpose Loan 5% 4/1/2033	982,140
1,000M	Worcester 5.5% 8/15/2017	1,021,060

		4,070,670

	Health Care—18.8%
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
500M	Cape Cod Health Care 5.125% 11/15/2035	475,695
1,000M	Caregroup 5.375% 2/1/2027	990,930
1,000M	Children’s Hospital 5.25% 12/1/2039	1,006,320
1,000M	Harvard Pilgrim Health Care 5.25% 7/1/2013	1,002,530
240M	Massachusetts General Hospital Series “F” 6.25% 7/1/2012	247,366
1,000M	Partners Healthcare System 5% 7/1/2034	982,370

		4,705,211

30

Principal
Amount	Security	Value

	Housing—9.2%
	Massachusetts State Hsg. Fin. Agy. Revenue:
$1,000M	Multi-Family Housing 5.25% 12/1/2035	$ 976,860
	Single Family Housing:
305M	5.8% 12/1/2028	314,940
1,000M	5.35% 12/1/2033	1,002,990

		2,294,790

	Transportation—4.2%
1,000M	Massachusetts Bay Trans. Auth. Assessment Rev. 5% 7/1/2028	1,038,300

	Utilities—14.8%
540M	Boston Water & Sewer Commission Rev. 5.75% 11/1/2013	581,256
1,000M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2018	1,025,670
1,000M	Puerto Rico Elec. Pwr. Auth. Rev. 5.25% 7/1/2029	979,150
1,000M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025	1,100,950

		3,687,026

	Other Revenue—8.3%
1,000M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025	1,063,230
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,010,060

		2,073,290

Total Value of Municipal Bonds (cost $24,224,742)	98.9%	24,686,843
Other Assets, Less Liabilities	1.1	268,534

Net Assets	100.0%	$24,955,377

* Interest rate is determined and reset quarterly by the issuer and is the rate in effect at December 31, 2010.

See notes to financial statements	31

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$985.02	$5.15
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.02	$5.24

Expense Example – Class B Shares
Actual	$1,000.00	$981.69	$8.64
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.49	$8.79

*	Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

32

Cumulative Performance Information (unaudited)
MICHIGAN TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.80%), 1.92% and 3.12%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.22%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.52%), 2.06% and 3.12%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 2.71%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

33

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—99.6%
	Education—3.9%
$1,000M	Ferris State University Revenue 5% 10/1/2028	$ 1,003,430

	General Obligations—34.1%
1,000M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,026,330
495M	Gull Lake Community School District Zero Coupon 5/1/2013	449,638
1,000M	Jenison Public School District 5.5% 5/1/2012*	1,064,580
1,000M	Macomb Township School District 5% 1/1/2031	1,005,470
1,000M	Marysville Public School District Bldg. & Site 5% 5/1/2028	995,920
1,000M	Michigan State Series “A” 5% 11/1/2022	1,035,450
1,000M	Montrose Township School District 6.2% 5/1/2017	1,175,520
1,000M	Troy City School District 5% 5/1/2026	1,005,740
1,000M	Wayne Charter County Capital Improvement 5% 2/1/2030	983,660

		8,742,308

	Health Care—11.6%
1,000M	Jackson County Hosp. Fin. Auth. Rev. 5% 6/1/2030	960,920
1,000M	Kalamazoo Hosp. Fin. Auth. Rev. 5.25% 5/15/2036	948,290
1,000M	Michigan St. Hosp. Fin Auth. Rev. Trinity Health 6.25% 12/1/2028	1,071,400

		2,980,610

	Housing—4.0%
1,000M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028	1,016,300

	Transportation—7.9%
1,000M	Michigan State Grant Anticipation Rev. 5.25% 9/15/2024	1,037,070
1,000M	Wayne County Airport Auth. Rev. 5% 12/1/2022	974,650

		2,011,720

	Utilities—32.3%
1,000M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033	1,156,030
	Detroit Water Supply System Revenue:
1,275M	6.5% 7/1/2015	1,419,560
1,000M	5.5% 7/1/2027	1,025,920
1,000M	Grand Rapids Water Supply 5% 1/1/2029	1,026,180
1,000M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,025,940
1,000M	Michigan State Strategic Fund (Detroit Edison Co.) 6.95% 5/1/2011	1,019,130
500M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
	6.95% 9/1/2022	589,875
1,000M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,005,570

		8,268,205

34

Principal
Amount	Security		Value

	Other Revenue—5.8%
$ 500M	Detroit Distributable State Aid 5% 11/1/2030		$ 468,285
1,000M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,017,170

			1,485,455

Total Value of Municipal Bonds (cost $24,835,051)		99.6%	25,508,028
Other Assets, Less Liabilities		.4	106,999

Net Assets		100.0%	$25,615,027

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	35

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$983.66	$5.20
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.97	$5.30

Expense Example – Class B Shares
Actual	$1,000.00	$980.54	$8.69
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.44	$8.84

*	Expenses are equal to the annualized expense ratio of 1.04% for Class A shares and 1.74% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

36

Cumulative Performance Information (unaudited)
MINNESOTA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.24%), 2.14% and 3.21%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.16%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.95%), 2.25% and 3.21%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 2.65%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

37

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.8%
	Certificates of Participation—1.2%
$250M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029	$257,500

	Education—14.6%
	Minnesota State Higher Ed. Facs. Auth. Revenue:
500M	Carleton College 5% 1/1/2028	516,535
250M	Gustavus Adolfus College 5% 10/1/2031	244,455
500M	Macalester College 5% 6/1/2035	501,840
	University of St. Thomas:
500M	5.25% 4/1/2039	501,145
500M	5% 10/1/2039	488,405
500M	Minnesota State Office of Higher Ed. Rev. 5% 11/1/2029	481,650
400M	University of Minnesota 5.75% 7/1/2017	473,228

		3,207,258

	General Obligations—33.5%
500M	Crow Wing County Jail Series “B” 5% 2/1/2021	522,425
500M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	514,095
700M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	737,779
500M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	532,305
500M	Hennepin County Series “D” 5% 12/1/2025	530,015
750M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	795,772
260M	Mahtomedi Ind. School District #832, 5% 2/1/2017	270,000
750M	Minneapolis Special School District #1, 5% 2/1/2020	796,470
500M	Minnesota State 5% 6/1/2022	551,005
250M	Minnesota State Highway 5% 8/1/2026	265,005
750M	New Brighton Series “A” 5% 2/1/2032	757,208
500M	Scott County 5% 12/1/2023	535,520
500M	St. Louis County 5% 12/1/2023	537,720

		7,345,319

	Health Care—19.4%
	Minneapolis Health Care Sys. Rev. (Fairview Health Services):
500M	5.5% 5/15/2017	517,755
500M	6.5% 11/15/2038	533,370
500M	Minneapolis & St. Paul Hsg. Children’s Hosp. 5% 8/15/2034	477,625
750M	Minnesota St. Agric. & Econ. Dev. Health Care 5% 2/15/2030	727,943
500M	Rochester Health Care Facs. Mayo Clinic 5% 11/15/2038	497,735

38

Principal
Amount	Security	Value

	Health Care (continued)
	St. Cloud Health Care Rev. (Centracare Health System Project):
$ 250M	5.125% 5/1/2030	$ 245,917
500M	5.375% 5/1/2031	504,975
750M	St. Paul Hsg. & Redev. Auth. (Allina Health Sys.)
	5.25% 11/15/2029	742,868

		4,248,188

	Housing—8.2%
	Minnesota State Housing Finance Agency:
245M	Multi-Family Hsg. 5.05% 7/1/2034	239,073
250M	Rental Hsg. Rev. 5% 8/1/2030	242,102
660M	Single-Family Hsg. Rev. 5.9% 7/1/2028	672,797
400M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
	5.9% 10/20/2019	403,360
250M	St. Paul Hsg. & Redev. Auth. Pkg. Rev. 5% 8/1/2035	232,612

		1,789,944

	Transportation—2.2%
500M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev. 5% 1/1/2026	494,800

	Utilities—8.1%
250M	Minnesota St Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	238,980
	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500M	5% 1/1/2021	524,660
500M	5% 1/1/2026	501,465
500M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev.
	5.25% 1/1/2030	505,860

		1,770,965

	Other Revenue—11.6%
700M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	703,017
300M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	311,337
1,000M	Minnesota State 911 Rev. 5% 6/1/2024	1,048,220
500M	Vadnais Heights Economic Dev. Auth. Lease Rev. 5.25% 2/1/2041	492,540

		2,555,114

Total Value of Municipal Bonds (cost $21,249,287)	98.8%	21,669,088
Other Assets, Less Liabilities	1.2	258,022

Net Assets	100.0%	$21,927,110

See notes to financial statements	39

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$983.30	$4.90
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.27	$4.99

Expense Example – Class B Shares
Actual	$1,000.00	$979.96	$8.38
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.74	$8.54

* Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

40

Cumulative Performance Information (unaudited)
NEW JERSEY TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.35%), 2.29% and 3.34%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.51%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.22%), 2.42% and 3.35%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.02%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

41

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—102.0%
	Certificates of Participation—3.7%
	New Jersey State Equip. Lease Purchase Revenue:
$1,000M	5.25% 6/15/2027	$ 1,005,400
1,000M	5.25% 6/15/2028	998,840

		2,004,240

	Education—16.2%
	New Jersey Economic Dev. Auth. Revenue:
500M	Provident Group 5.75% 6/1/2031	480,820
	School Facilities:
1,000M	5.5% 9/1/2025	1,069,760
1,000M	5.5% 12/15/2029	1,049,570
	New Jersey Educational Facilities Auth. Revenue:
1,000M	College of New Jersey 5% 7/1/2035	984,040
1,000M	New Jersey City Univ. Series “E” 5% 7/1/2028	1,010,590
1,000M	Princeton University 5% 7/1/2034	1,026,820
	Rowan University:
1,000M	5% 7/1/2025	1,038,950
1,000M	5% 7/1/2026	1,031,210
1,000M	New Jersey State Higher Education Assistance Auth. Loan Rev.
	5.625% 6/1/2030	1,009,690

		8,701,450

	General Obligations—9.6%
1,750M	Atlantic City Board of Education 6.1% 12/1/2015	2,092,790
1,000M	Bayonne 5.25% 7/1/2027	1,037,470
1,000M	Jersey City 5% 1/15/2026	1,020,540
1,000M	Puerto Rico Commonwealth 6% 7/1/2028	1,026,690

		5,177,490

	Health Care—14.3%
	New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500M	General Hospital Center at Passaic 6% 7/1/2014	1,662,465
2,000M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	1,996,320
	Hospital Asset Transformation Program:
1,000M	5% 10/1/2028	975,790
1,000M	5.75% 10/1/2031	1,029,680
1,000M	Meridian Health System Oblig. Group 5.625% 7/1/2014	1,002,480
1,000M	Virtua Health 5.5% 7/1/2038	1,026,270

		7,693,005

42

Principal
Amount	Security	Value

	Housing—10.4%
	New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
$2,335M	Mtg. Rev. 6.375% 10/1/2028	$ 2,485,140
895M	Multi-Family Hsg. 6.05% 11/1/2017	896,486
2,000M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
	6.75% 12/1/2038	2,227,900

		5,609,526

	Transportation—9.6%
1,000M	New Jersey St. Trans. Auth. Rev. 5% 12/15/2032	994,700
	New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000M	5.5% 12/15/2020	1,094,470
1,000M	5.5% 12/15/2038	1,047,830
1,000M	New Jersey St. Turnpike Auth. Rev. 5% 1/1/2031	1,000,000
1,000M	Port Authority of New York & New Jersey 5% 10/15/2031	1,005,220

		5,142,220

	Utilities—4.2%
1,000M	Hudson Cnty. Impt. Auth. Solid Waste Sys. Rev. 6% 1/1/2040	1,036,920
1,250M	Passaic Valley Sewer Comm. Series “E” 5.625% 12/1/2018	1,251,637

		2,288,557

	Other Revenue—34.0%
2,500M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
	7.4% 7/1/2016	2,925,075
1,000M	Cape May County Bridge Commission 5% 6/1/2032	1,009,220
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	1,977,554
1,000M	Cumberland County Impt. Auth. Rev. 5.125% 1/1/2025	1,033,610
	Essex County Impt. Authority Lease Revenue:
1,000M	Gtd. Proj. Consolidation 5.5% 10/1/2027	1,064,400
1,250M	Newark Proj. 5.75% 11/1/2030	1,243,600
1,000M	Garden St. Preservation Tr. Open Space & Farmland
	5.75% 11/1/2028	1,127,320

43

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security		Value

	Other Revenue (continued)
	Hudson County Impt. Authority Lease Revenue:
$1,000M	County Svcs. Bldg. Proj. 5% 4/1/2027		$ 1,031,580
1,000M	Fac. Lease Rev. 5.375% 10/1/2024		1,024,370
1,000M	Harrison Pkg. Fac. 5.125% 1/1/2034		1,005,210
1,000M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		1,066,490
1,000M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027		1,053,600
2,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		2,020,120
750M	Salem County Impt. Auth. Rev. 5.25% 8/15/2032		703,965

			18,286,114

Total Value of Municipal Bonds (cost $52,845,682)		102.0%	54,902,602
Excess of Liabilities Over Other Assets		(2.0)	(1,075,810)

Net Assets		100.0%	$ 53,826,792

44	See notes to financial statements

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$983.36	$4.85
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.32	$4.94

Expense Example – Class B Shares
Actual	$1,000.00	$979.93	$8.33
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.79	$8.49

*	Expenses are equal to the annualized expense ratio of .97% for Class A shares and 1.67% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

45

Cumulative Performance Information (unaudited)
NEW YORK TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.06%), 2.09% and 3.21%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.25%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.77%), 2.24% and 3.21%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 2.74%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

46

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—99.9%
	Education—29.7%
$ 500M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	$ 509,325
2,000M	Amherst Dev. Corp. Student Hsg. Fac. Rev. 5% 10/1/2040	1,913,380
	Canton Capital Resource Corp. Student Housing Fac. Revenue:
1,500M	5% 5/1/2030	1,435,725
1,000M	5% 5/1/2040	930,960
	New York State Dormitory Authority Revenue:
	City University:
3,090M	5.75% 7/1/2013	3,254,125
3,000M	6% 7/1/2020	3,427,020
2,350M	Colgate University 6% 7/1/2021	2,735,518
2,000M	Cornell University 5% 7/1/2029	2,055,060
1,000M	Master Boces Program 5% 8/15/2028	1,011,120
	New York University:
1,610M	6% 7/1/2018	1,935,236
1,500M	5% 7/1/2034	1,502,580
	Personal Income Tax Revenue:
2,500M	5% 3/15/2026	2,608,350
3,000M	5.75% 3/15/2036	3,209,040
	Pratt Institute:
1,200M	5% 7/1/2034	1,164,492
1,000M	5.125% 7/1/2039	980,180
	School Districts Financing Program:
1,000M	Albany 5% 10/1/2031	997,360
3,400M	Croton Hudson 5.625% 10/1/2029	3,525,664
1,000M	Williamsville 5.25% 4/1/2021	1,056,330
	Special Act School Districts Program:
1,375M	6% 7/1/2012	1,386,935
1,460M	6% 7/1/2013	1,472,673
1,500M	State University 5.25% 5/15/2021	1,637,055
3,500M	The New School 5.5% 7/1/2043	3,529,610
2,600M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,608,164

		44,885,902

	General Obligations—15.2%
	Buffalo:
	School District Series “B”:
1,000M	5.375% 11/15/2016	1,049,400
2,000M	5.375% 11/15/2017	2,080,400
2,500M	5.375% 11/15/2019	2,640,775
1,000M	School District Series “D” 5.5% 12/15/2015	1,029,190

47

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	General Obligations (continued)
$1,000M	Monroe County 5% 6/1/2029	$ 1,004,050
4,465M	Nassau County 5% 10/1/2029	4,593,771
2,000M	New York City Series “E” 5.75% 8/1/2018	2,124,680
1,540M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,822,975
1,395M	North Syracuse Central School Dist. Series “A” 5% 6/15/2018	1,461,039
1,000M	Puerto Rico Commonwealth 5.25% 7/1/2030	987,980
1,000M	Red Hook Central School Dist. 5.125% 6/15/2017	1,053,670
	Yonkers Series “A”:
1,000M	5.125% 7/1/2016	1,028,050
1,000M	5.25% 7/1/2017	1,025,080
1,000M	5.25% 7/1/2018	1,020,450

		22,921,510

	Health Care—3.1%
	New York State Dormitory Authority Revenue:
1,000M	Mental Health Services 5% 2/15/2033	984,160
2,000M	New York-Presbyterian Hospital 5.25% 2/15/2024	2,083,500
500M	NYSARC 6% 7/1/2036	517,825
1,220M	United Cerebral Palsy 5.125% 7/1/2021	1,181,046

		4,766,531

	Housing—3.1%
	New York City Hsg. Dev. Corp. Revenue:
1,000M	Cap. Funding Prog. 5% 7/1/2025	1,015,690
2,200M	Multi-Family Hsg. Rev. 5% 11/1/2042	2,073,126
500M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011	502,075
1,115M	New York State Mtg. Agy. Mtg. Revenue 5.5% 10/1/2028	1,142,306

		4,733,197

	Transportation—16.5%
	Metropolitan Transit Authority of New York:
1,000M	Dedicated Tax Rev. 5% 11/15/2031	1,002,970
5,000M	Highway Rev. Tolls 5.25% 11/15/2022	5,155,450
2,500M	Transit Rev. 5% 11/15/2020	2,587,925
	New York State Thruway Authority:
5,000M	General Revenue 5% 1/1/2026	5,144,900
3,110M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027	3,175,858
5,000M	Port Authority of New York & New Jersey 5% 10/15/2031	5,026,100
2,770M	Triborough Bridge & Tunnel Auth. Series “Y” 6% 1/1/2012	2,846,701

		24,939,904

48

Principal
Amount	Security	Value

	Utilities—12.7%
$5,000M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033	$ 5,154,550
3,000M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028	3,196,980
2,750M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	3,315,180
5,000M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,923,950
1,500M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029	1,631,235

		19,221,895

	Other Revenue—19.6%
5,000M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026	5,405,100
5,000M	JPMorgan Chase Putters 7.638% 12/15/2024*	5,307,400
	New York City Indl. Dev. Agy. Revenue:
1,250M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,330,350
1,000M	Yankee Stadium Pilot 7% 3/1/2049	1,101,600
	New York State Dormitory Authority Revenue:
5,520M	Albany Public Library 5% 7/1/2030	5,161,090
2,500M	Court Facs. Lease 5.5% 5/15/2027	2,607,125
540M	Judicial Facs. Lease 7.375% 7/1/2016	632,815
2,000M	New York State Urban Corp. Dev. Corp. Rev.
	Personal Income Tax 5% 12/15/2027	2,065,740
	Puerto Rico Sales Tax Financing Revenue:
5,000M	5.75% 8/1/2037	5,050,300
1,000M	5.25% 8/1/2041	944,810

		29,606,330

Total Value of Municipal Bonds (cost $145,269,760)	99.9%	151,075,269
Other Assets, Less Liabilities	.1	175,830

Net Assets	100.0%	$151,251,099

* Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at December 31, 2010.

See notes to financial statements	49

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$980.44	$5.09
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.07	$5.19

Expense Example – Class B Shares
Actual	$1,000.00	$976.32	$8.57
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.54	$8.74

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

50

Cumulative Performance Information (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.07%), 2.36% and 3.50%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.41%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.96%), 2.49% and 3.49%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 2.92%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

51

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.1%
	Certificates of Participation—29.1%
	Cabarrus County:
$1,000M	5.25% 6/1/2027	$ 1,037,550
1,000M	5% 1/1/2029	983,110
1,000M	Charlotte 5% 6/1/2029	993,420
1,000M	Durham County 5% 6/1/2027	1,022,360
	Harnett County:
500M	5.125% 12/1/2023	515,765
500M	5% 6/1/2027	506,665
1,000M	Monroe 5.5% 3/1/2034	1,000,890
1,000M	Salisbury 5.625% 3/1/2026	1,049,960

		7,109,720

	Education—4.3%
1,000M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,039,640

	General Obligations—5.8%
220M	Laurinburg Sanitation Swr. 5.3% 6/1/2012	223,010
1,000M	Lincoln County 5.5% 6/1/2018*	1,202,300

		1,425,310

	Health Care—16.5%
1,000M	Charlotte-Mecklenburg Hosp. Auth. 5.25% 1/15/2034	996,000
1,000M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,018,700
1,000M	New Hanover Regional Medical Center 5% 10/1/2027	993,760
1,000M	North Carolina Medical Care Community Health Facility Rev.
	Wakemed 5.625% 10/1/2029	1,022,250

		4,030,710

	Transportation—8.4%
1,000M	Charlotte Airport Rev. 5.5% 7/1/2034	1,019,260
1,000M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,032,800

		2,052,060

52

Principal
Amount	Security	Value

	Utilities—27.8%
$1,000M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2022	$ 1,068,360
1,000M	Cape Fear Pub. Util. Water & Sewer Sys. Rev. 5% 8/1/2035	1,005,910
1,000M	Concord Utilities Sys. Rev. 5% 12/1/2027	1,023,250
1,000M	North Carolina Eastern Municipal Power Agency Rev.
	6% 1/1/2019	1,112,760
1,000M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,042,850
550M	Puerto Rico Aqueduct & Sewer Auth. Rev. 5% 7/1/2028	542,745
1,000M	Winston-Salem Water & Sewer Sys. Rev. 5% 6/1/2039	1,009,190

		6,805,065

	Other Revenue—6.2%
500M	Pitt County Ltd. Obligation Rev. 5% 4/1/2034	493,530
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,010,060

		1,503,590

Total Value of Municipal Bonds (cost $23,232,530)	98.1%	23,966,095
Other Assets, Less Liabilities	1.9	469,739

Net Assets	100.0%	$24,435,834

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	53

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$980.97	$5.09
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.07	$5.19

Expense Example – Class B Shares
Actual	$1,000.00	$978.58	$8.58
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.54	$8.74

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

54

Cumulative Performance Information (unaudited)
OHIO TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.00%), 2.22% and 3.32%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.31%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.75%), 2.35% and 3.31%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 2.82%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

55

Portfolio of Investments
OHIO TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.2%
	Education—10.6%
$1,000M	Cuyahoga Cmnty. College Dist. General Receipts 5% 12/1/2022	$ 1,009,130
500M	Hamilton County Student Hsg. 5% 6/1/2030	483,690
1,000M	Youngstown State University General Receipts 5.25% 12/15/2029	1,004,380

		2,497,200

	General Obligations—48.9%
865M	Adams County Valley Local School District 7% 12/1/2015	969,060
250M	Akron Ohio 5% 12/1/2031	244,437
500M	Avon Local School District 6.5% 12/1/2015	593,400
1,000M	Beavercreek County School District 5% 12/1/2029	1,023,060
1,000M	Beavercreek Local School District 6.6% 12/1/2015	1,148,510
1,000M	Cleveland Municipal School District 5.25% 12/1/2023	1,032,190
1,000M	Franklin County 5% 12/1/2031	1,024,920
1,000M	Greene County 5.25% 12/1/2030	1,019,400
655M	Jefferson County Jail Construction 5.75% 12/1/2019	716,275
1,000M	Ohio State Series “A” 5.375% 9/1/2028	1,050,840
	Richland County Correctional Facs. Improvement:
400M	6% 12/1/2028	427,888
250M	6.125% 12/1/2033	264,258
1,000M	St. Mary’s City School District 5% 12/1/2025	1,025,800
1,000M	Wapakoneta City School District 5% 12/1/2025	1,035,340

		11,575,378

	Health Care—23.0%
500M	Cuyahoga County Economic Dev. Rev. 5% 12/1/2027	505,045
1,000M	Franklin County Hosp. Rev. 5% 11/1/2034	956,990
1,000M	Montgomery County Rev. 5.5% 5/1/2034	1,028,170
	Ohio State Higher Edl. Fac. Revenue:
1,000M	Cleveland Clinic Health 5.25% 1/1/2033	1,007,570
1,000M	Summa Health Systems 5.25% 11/15/2035	974,860
1,000M	Ross County Hosp. Rev. (Adena Heath Systems) 5.25% 12/1/2038	969,340

		5,441,975

	Housing—7.0%
	Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
845M	6.125% 9/1/2028	896,900
760M	5.45% 9/1/2033	766,665

		1,663,565

56

Principal
Amount	Security		Value

	Transportation—2.2%
$ 500M	Ohio State Turnpike Commission Rev. 5% 2/15/2026		$ 511,185

	Utilities—2.2%
500M	American Mun. Power Rev. 5.375% 2/15/2028		514,375

	Other Revenue—4.3%
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,010,060

Total Value of Municipal Bonds (cost $22,539,980)			23,213,738

	SHORT-TERM TAX EXEMPT INVESTMENTS—.4%
100M	Allen Cnty. Hosp. Facs. Rev.
	Adjustable Rate Note .28%* (cost $100,000)		100,000

Total Value of Municipal Investments (cost $22,639,980)		98.6%	23,313,738
Other Assets, Less Liabilities		1.4	331,639

Net Assets		100.0%	$23,645,377

* Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2010.

See notes to financial statements	57

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$981.86	$5.00
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.17	$5.09
Expense Example – Class B Shares
Actual	$1,000.00	$978.47	$8.48
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.64

*	Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.70% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

58

Cumulative Performance Information (unaudited)
OREGON TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.24%), 2.31% and 3.34%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.13%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.03%), 2.45% and 3.34%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 2.61%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

59

Portfolio of Investments
OREGON TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.8%
	Certificates of Participation—2.4%
	Oregon State Dept. of Administrative Services:
$ 500M	5.25% 5/1/2017	$ 525,970
500M	5% 5/1/2026	513,395

		1,039,365

	Education—1.1%
500M	Oregon State Facs. Auth. Rev. 5% 10/1/2034	457,140

	General Obligations—49.8%
	Beaverton School District #48J:
750M	5% 6/1/2031	766,770
1,500M	5.125% 6/1/2036	1,527,645
1,000M	Chemeketa Community College Dist. 5% 6/15/2025	1,057,620
1,000M	Clackamas Community College Dist. 5% 5/1/2024	1,038,540
1,000M	Clackamas County School Dist. #7J, 5.25% 6/1/2021	1,148,430
500M	Clackamas & Washington Cntys. Sch. Dist. #3, 5% 6/15/2032	506,700
1,000M	Columbia & Washington Cntys. Sch. Dist. #47J, 5% 6/15/2035	1,034,630
1,000M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030	1,099,140
1,000M	Gresham 5.375% 6/1/2017	1,056,120
1,000M	Independence (City Hall Proj.) 5% 6/15/2035	1,011,620
	Jackson County School District #549C:
1,000M	5% 12/15/2027	1,039,540
1,000M	5% 6/15/2030	1,011,450
635M	Jefferson County School District #509J, 5.25% 6/15/2019	668,522
245M	La Grande 5.625% 6/1/2011	250,074
1,000M	Linn Cnty School Dist. #55, 5.5% 6/15/2027	1,120,940
500M	Monmouth 5% 6/1/2040	489,790
1,225M	Newport Zero Coupon 6/1/2029	476,353
1,000M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,037,310
500M	Redmond Terminal Expansion Project 5% 6/1/2034	462,945
1,000M	Salem 5% 6/1/2028	1,022,360
1,000M	Salem-Keizer School District #24J, 5% 6/15/2016	1,147,460
1,000M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025	1,039,390
600M	Washington and Clackamas Counties School District #23 (Tigard)
	5.25% 6/1/2016	698,316
1,000M	Yamhill County School Dist #40, 5% 6/15/2023	1,052,890

		21,764,555

60

Principal
Amount	Security	Value

	Health Care—10.2%
$1,000M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	$ 999,330
1,000M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,040,470
500M	Multnomah Cnty. Hosp. Facs. Auth. Rev. 5.125% 9/1/2040	481,170
1,000M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	983,970
	Oregon State Facs. Auth. Revenue:
500M	Legacy Health 5% 3/15/2030	479,115
500M	Peacehealth 5% 11/1/2039	477,215

		4,461,270

	Housing—2.1%
910M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	913,158

	Transportation—8.0%
1,000M	Oregon State Department Trans. Hwy. User Tax Rev.
	5% 11/15/2028	1,032,010
1,000M	Port Portland Airport Rev. 5% 7/1/2029	1,003,410
1,000M	Puerto Rico Comwlth. Hwy. & Trans. Auth. Rev.
	4.95% 7/1/2026	988,280
500M	Redmond Airport Rev. 6% 6/1/2034	484,105

		3,507,805

	Utilities—13.3%
750M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028	768,570
	Portland Sewer System Revenue:
1,000M	4.75% 6/15/2025	1,030,680
1,000M	5% 6/15/2027	1,028,070
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	986,810
1,000M	Puerto Rico Elec. Power Auth. Rev. 5.25% 7/1/2029	979,150
1,000M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024	1,033,500

		5,826,780

61

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security		Value

	Other Revenue—11.9%
$1,000M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		$ 1,047,260
500M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		478,570
	Portland Urban Renewal & Redevelopment:
250M	Lents Town Ctr. 5% 6/15/2030		234,322
405M	Oregon Conv. Ctr. 5.5% 6/15/2020		411,123
	Puerto Rico Pub. Bldgs. Auth. Revenue:
500M	Electric Rev. 6% 7/1/2028		513,345
1,000M	Govt. Facs. Rev. 5.25% 7/1/2027		1,009,560
1,500M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,515,090

			5,209,270

Total Value of Municipal Bonds (cost $42,323,673)		98.8%	43,179,343
Other Assets, Less Liabilities		1.2	512,109

Net Assets		100.0%	$43,691,452

62	See notes to financial statements

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$985.99	$5.06
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.12	$5.14

Expense Example – Class B Shares
Actual	$1,000.00	$981.95	$8.54
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.59	$8.69

*	Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

63

Cumulative Performance Information (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.62%), 2.39% and 3.45%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 3.33%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.35%), 2.53% and 3.45%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 2.84%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

64

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—100.3%
	Education—8.7%
$1,000M	Lycoming Cnty. Auth. Rev. (Pennsylvania College of Tech.)
	5.5% 10/1/2032	$ 1,003,760
1,000M	Northampton Cnty. Auth. Rev. (Lehigh University)
	5.5% 11/15/2033	1,032,760
1,000M	Pennsylvania St. Higher Educ. Facs. Auth. (Thomas Jefferson Univ.)
	5% 3/1/2040	949,950
500M	Philadelphia Auth. Rev. (Temple University) 5.375% 6/15/2030	463,850

		3,450,320

	General Obligations—36.2%
1,000M	Beaver County 5.55% 11/15/2031	1,026,040
1,000M	Boyertown Area School District 5% 10/1/2023	1,032,550
1,000M	Centennial Bucks County School District Series “B”
	5.125% 12/15/2032	1,010,390
1,000M	Daniel Boone Area School District 5% 8/15/2029	1,005,290
1,000M	East Stroudsburg Area School District 5% 9/1/2029	1,008,620
1,000M	Easton Area School District 5.2% 4/1/2028	1,024,480
1,000M	Methacton School District 6.375% 3/1/2024	1,133,000
1,000M	Mifflin County 5.5% 9/1/2020	1,025,440
1,000M	Philadelphia School District 6% 9/1/2038	1,037,810
1,000M	Philadelphia Series “B” 7% 7/15/2028	1,118,740
770M	Pittsburgh Series “A” 5.5% 9/1/2014	819,357
1,000M	Reading 6.25% 11/1/2033	1,050,040
1,000M	Scranton School District Series “A” 5% 7/15/2027	1,011,510
1,000M	West Mifflin Area School District 5.375% 4/1/2028	1,034,480

		14,337,747

	Health Care—20.1%
1,000M	Allegheny County Hosp. Dev. Auth. Rev. 5.5% 8/15/2034	994,700
705M	Berks County Municipal Auth. Hosp. Rev. (Reading Hosp. Med. Ctr.)
	5.7% 10/1/2014	758,996
1,000M	Geisinger Auth. Hlth. Systems Rev. Series “A” 5.125% 6/1/2034	985,870
1,000M	Montgomery County Indl. Dev. Auth. Rev. 5.375% 8/1/2038	1,015,290
	Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services Revenue:
1,000M	Allegheny Delaware 5.7% 11/15/2011 †	996,570
1,000M	University of Pa. Health Sys. 5.5% 8/15/2018	1,146,210
1,000M	South Fork Municipal Auth. Hosp. Rev. 5.375% 7/1/2035	960,560
1,000M	Southcentral Gen. Auth. Rev. (Wellspan Health Oblig.)
	6% 6/1/2025	1,073,770

		7,931,966

65

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	Housing—1.2%
$ 500M	Reading Housing Auth. Multi-Family Hsg. Mtg. Rev.
	5.25% 6/1/2032	$ 487,430

	Transportation—10.3%
1,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2020	1,015,350
	Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000M	6% 6/1/2028	1,061,920
1,000M	5% 6/1/2029	983,420
1,000M	Philadelphia Airport Rev. Series “A” 5.375% 6/15/2029	1,019,340

		4,080,030

	Utilities—13.6%
1,000M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035	985,250
1,000M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	981,140
1,000M	Erie Water Auth. Rev. 5% 12/1/2031	987,820
2,250M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	2,413,497

		5,367,707

	Other Revenue—10.2%
1,000M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,000,680
1,000M	Philadelphia Redev. Neighborhood Transformation 5.5% 4/15/2019	1,031,970
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,010,060
1,000M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.)
	6.05% 4/1/2014	1,001,560

		4,044,270

Total Value of Municipal Bonds (cost $38,535,333)	100.3%	39,699,470
Excess of Liabilities Over Other Assets	(.3)	(137,514)

Net Assets	100.0%	$39,561,956

† Payments of principal and interest are being made by Municipal Bond Investors Assurance Insurance Corporation, the provider of the credit support.

66	See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/10)	(12/31/10)	(7/1/10–12/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$991.46	$5.02
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.17	$5.09

Expense Example – Class B Shares
Actual	$1,000.00	$987.93	$8.52
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.64

*	Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.70% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2010, and are based on the total value of investments.

67

Cumulative Performance Information (unaudited)
VIRGINIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) beginning 12/31/00 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/10) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.61%), 2.09% and 3.28%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 2.96%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.41%), 2.22% and 3.28%, respectively, and the S.E.C. 30-Day Yield for December 2010 would have been 2.45%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

68

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.7%
	Education—7.2%
$1,000M	University of Virginia University Revs. 5% 6/1/2037	$ 1,013,190
500M	Virginia College Bldg. Auth. 5% 3/1/2034	488,895
1,000M	Virginia St. Public School Authority Rev. 5% 8/1/2026	1,030,980

		2,533,065

	General Obligations—18.0%
1,000M	Danville 5% 8/1/2029	1,092,900
1,000M	Harrisonburg Public Safety & Steam Plant Series “A”
	5% 7/15/2012*	1,075,910
1,000M	Hopewell 5.875% 7/15/2034	1,045,340
1,000M	Richmond 5.5% 1/15/2011*	1,011,970
1,000M	Roanoke Public Impt. Series “A” 5.25% 10/1/2012*	1,089,330
1,000M	Waynesboro 5% 1/15/2034	985,180

		6,300,630

	Health Care—10.8%
1,000M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	1,053,210
	Roanoke Industrial Development Authority:
1,000M	Carilion Health Sys. Series “A” 5.5% 7/1/2021	1,034,300
1,000M	Roanoke Memorial Hosp. Proj. 6.125% 7/1/2017	1,182,920
500M	Winchester IDA Hosp. Rev. 5.625% 1/1/2044	500,480

		3,770,910

	Housing—4.4%
	Virginia State Housing Development Authority:
500M	Rental Hsg. Rev. 5% 12/1/2039	483,075
1,000M	Single-Family Mtg. Rev. 6% 7/1/2025	1,052,330

		1,535,405

	Transportation—11.6%
1,000M	Capital Regional Airport Rev. 5% 7/1/2024	1,027,370
1,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2026	1,007,680
1,000M	Norfolk Airport Auth. 5.375% 7/1/2015	1,015,260
1,000M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,032,520

		4,082,830

69

Portfolio of Investments (continued)
VIRGINIA TAX EXEMPT FUND
December 31, 2010

Principal
Amount	Security	Value

	Utilities—19.4%
$1,000M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	$ 1,012,970
500M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	489,400
1,000M	Norfolk Water Rev. 5.875% 11/1/2015	1,004,030
500M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2018	514,915
700M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	690,767
1,000M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024	1,051,450
	Virginia St. Res. Auth. Infrastructure Revenue:
1,000M	5% 11/1/2029	1,031,270
1,000M	5% 11/1/2033	1,019,730

		6,814,532

	Other Revenue—27.3%
1,000M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031	1,003,150
500M	Fairfax Cnty. Redev. & Hsg. Auth. Rev. 5% 10/1/2039	504,725
1,000M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024	1,033,030
1,000M	Patrick County Economic Dev. Auth. Lease Rev. 5.25% 3/1/2039	1,004,370
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,010,060
1,000M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,022,910
1,000M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021	1,006,440
1,000M	Stafford County Indl. Dev. Authority Rev. 5.25% 8/1/2031	997,460
1,000M	Virginia Port Auth. Port Fac. Rev. 5% 7/1/2040	978,860
1,000M	Washington Cnty. Indl. Dev. Auth. 5.25% 8/1/2030	1,006,690

		9,567,695

Total Value of Municipal Bonds (cost $33,769,048)	98.7%	34,605,067
Other Assets, Less Liabilities	1.3	452,233

Net Assets	100.0%	$35,057,300

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

70	See notes to financial statements

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71

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2010

				SINGLE STATE TAX EXEMPT FUND

	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$654,748,993	$195,612,404	$30,799,815	$33,794,575	$24,224,742	$24,835,051	$21,249,287

At value (Note 1A)	$686,276,246	$196,576,859	$31,407,573	$34,371,605	$24,686,843	$25,508,028	$21,669,088
Cash	—	—	198,469	44,691	—	100,284	—
Receivables:
Interest	12,361,781	2,725,265	569,976	621,524	414,984	337,215	324,420
Investment securities sold	1,005,750	195,977	—	—	—	—	488,939
Shares sold	70,864	457,689	141	7,040	6,389	21,229	5,117
Other assets	51,695	12,357	2,304	2,671	1,826	2,049	1,514

Total Assets	699,766,336	199,968,147	32,178,463	35,047,531	25,110,042	25,968,805	22,489,078

Liabilities
Cash overdraft	7,479,109	383,647	—	—	105,833	—	24,805
Payables:
Investment securities purchased	—	—	—	—	—	—	497,529
Distributions payable	740,978	550,195	32,627	20,962	18,198	60,610	15,735
Shares redeemed	455,613	170,699	17,200	194,649	4,140	266,356	—
Accrued advisory fees	325,046	93,302	14,953	16,397	11,711	12,227	10,338
Accrued shareholder servicing costs	32,178	13,112	1,723	1,564	1,358	1,367	884
Accrued expenses	64,091	22,076	13,262	14,202	13,425	13,218	12,677

Total Liabilities	9,097,015	1,233,031	79,765	247,774	154,665	353,778	561,968

Net Assets	$690,669,321	$198,735,116	$32,098,698	$34,799,757	$24,955,377	$25,615,027	$21,927,110

Net Assets Consist of:
Capital paid in	$659,935,840	$198,596,947	$31,595,857	$34,256,680	$24,625,878	$24,957,233	$21,540,026
Undistributed net investment income	369,428	140,060	26,184	24,798	47,871	10,261	35,978
Accumulated net realized loss on investments	(1,163,200)	(966,346)	(131,101)	(58,751)	(180,473)	(25,444)	(68,695)
Net unrealized appreciation in value of investments	31,527,253	964,455	607,758	577,030	462,101	672,977	419,801

Total	$690,669,321	$198,735,116	$32,098,698	$34,799,757	$24,955,377	$25,615,027	$21,927,110

Net Assets:
Class A	$686,588,725	$192,875,139	$31,423,475	$33,911,511	$24,258,085	$25,111,304	$21,783,563
Class B	$4,080,596	$5,859,977	$675,223	$888,246	$697,292	$503,723	$143,547
Shares of beneficial interest outstanding (Note 2):
Class A	72,707,629	12,706,867	2,691,650	2,625,083	2,147,057	2,155,049	1,860,193
Class B	432,790	386,256	57,808	68,844	61,699	43,269	12,258
Net asset value and redemption price
per share – Class A	$9.44	$15.18	$11.67	$12.92	$11.30	$11.65	$11.71

Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.02	$16.11	$12.38	$13.71	$11.99	$12.36	$12.42

Net asset value and offering price per share – Class B
(Note 2)	$9.43	$15.17	$11.68	$12.90	$11.30	$11.64	$11.71

*On purchases of $100,000 or more, the sales charge is reduced.

72	See notes to financial statements	73

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2010

	SINGLE STATE TAX EXEMPT FUND

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$52,845,682	$145,269,760	$23,232,530	$22,639,980	$42,323,673	$38,535,333	$33,769,048

At value (Note 1A)	$54,902,602	$151,075,269	$23,966,095	$23,313,738	$43,179,343	$39,699,470	$34,605,067
Cash	—	—	214,046	174,957	165,200	—	—
Receivables:
Interest	816,751	2,186,876	332,628	196,715	419,987	540,524	615,767
Shares sold	56,235	69,711	777	47,623	24,494	159,149	1,263
Other assets	3,873	10,825	1,913	1,692	2,935	2,983	2,403

Total Assets	55,779,461	153,342,681	24,515,459	23,734,725	43,791,959	40,402,126	35,224,500

Liabilities
Cash overdraft	802,996	1,802,930	—	—	—	703,962	72,169
Payables:
Investment securities purchased	1,023,188	—	—	—	—	—	—
Distributions payable	53,716	143,265	19,974	20,755	28,142	101,019	40,666
Shares redeemed	29,745	44,374	34,409	43,514	35,483	—	22,667
Accrued advisory fees	25,129	71,043	11,492	11,145	20,354	18,607	16,435
Accrued shareholder servicing costs	2,307	7,492	1,144	1,153	2,374	1,793	1,571
Accrued expenses	15,588	22,478	12,606	12,781	14,154	14,789	13,692

Total Liabilities	1,952,669	2,091,582	79,625	89,348	100,507	840,170	167,200

Net Assets	$53,826,792	$151,251,099	$24,435,834	$23,645,377	$43,691,452	$39,561,956	$35,057,300

Net Assets Consist of:
Capital paid in	$51,812,072	$146,387,052	$23,672,557	$23,025,426	$42,823,646	$38,374,411	$34,520,795
Undistributed net investment income	92,930	164,175	29,712	5,103	25,078	86,708	44,992
Accumulated net realized loss on investments	(135,130)	(1,105,637)	—	(58,910)	(12,942)	(63,300)	(344,506)
Net unrealized appreciation in value of investments	2,056,920	5,805,509	733,565	673,758	855,670	1,164,137	836,019

Total	$53,826,792	$151,251,099	$24,435,834	$23,645,377	$43,691,452	$39,561,956	$35,057,300

Net Assets:
Class A	$52,542,037	$149,797,748	$23,223,787	$23,079,456	$42,724,264	$38,600,563	$34,515,868
Class B	$1,284,755	$1,453,351	$1,212,047	$565,921	$967,188	$961,393	$541,432
Shares of beneficial interest outstanding (Note 2):
Class A	4,179,357	10,727,128	1,773,186	1,910,001	3,314,793	3,074,144	2,730,124
Class B	102,279	104,140	92,515	46,821	75,167	76,553	42,920
Net asset value and redemption price
per share – Class A	$12.57	$13.96	$13.10	$12.08	$12.89	$12.56	$12.64

Maximum offering price per share – Class A
(Net asset value/.9425)*	$13.34	$14.81	$13.90	$12.82	$13.68	$13.33	$13.41

Net asset value and offering price per share – Class B
(Note 2)	$12.56	$13.96	$13.10	$12.09	$12.87	$12.56	$12.61

*On purchases of $100,000 or more, the sales charge is reduced.

74	See notes to financial statements	75

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2010

				SINGLE STATE TAX EXEMPT FUND

	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income	$38,040,709	$9,393,390	$1,547,688	$1,764,235	$1,282,745	$1,376,319	$1,036,707

Expenses (Notes 1 and 5):
Advisory fees	4,294,004	1,185,009	186,749	222,876	156,102	166,556	132,949
Distribution plan expenses – Class A	2,153,609	570,980	90,480	107,762	75,168	81,144	65,778
Distribution plan expenses – Class B	52,344	71,747	9,650	12,253	9,611	7,114	2,322
Shareholder servicing costs	411,578	147,976	19,799	18,844	15,717	17,297	10,694
Professional fees	97,975	30,025	13,327	16,256	12,768	13,083	13,327
Registration fees	38,513	46,121	2,913	2,560	4,663	3,813	2,106
Custodian fees	49,963	21,279	5,237	5,774	4,734	4,676	4,546
Reports to shareholders	26,952	9,731	2,309	2,260	2,113	2,229	1,776
Trustees’ fees	36,120	9,724	1,543	1,862	1,300	1,392	1,099
Other expenses	133,690	43,644	11,531	14,013	10,918	10,138	11,009

Total expenses	7,294,748	2,136,236	343,538	404,460	293,094	307,442	245,606
Less: Expenses waived	(316,931)	(98,751)	(15,562)	(18,573)	(13,008)	(13,880)	(11,079)
Expenses paid indirectly	(3,181)	(873)	(145)	(167)	(125)	(125)	(98)

Net expenses	6,974,636	2,036,612	327,831	385,720	279,961	293,437	234,429

Net investment income	31,066,073	7,356,778	1,219,857	1,378,515	1,002,784	1,082,882	802,278

Realized and Unrealized Gain (Loss) on Investments (Note 4):
Net realized gain (loss) on investments	(278,280)	2,696,234	(33,482)	41,767	67,522	279,604	33,161
Net unrealized depreciation of investments	(24,431,047)	(9,314,944)	(1,074,470)	(1,277,807)	(958,619)	(1,012,838)	(722,150)

Net loss on investments	(24,709,327)	(6,618,710)	(1,107,952)	(1,236,040)	(891,097)	(733,234)	(688,989)

Net Increase in Net Assets Resulting
from Operations	$6,356,746	$738,068	$111,905	$142,475	$111,687	$349,648	$113,289

76	See notes to financial statements	77

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2010

	SINGLE STATE TAX EXEMPT FUND

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Investment Income
Interest income	$2,737,182	$7,684,449	$1,285,332	$1,175,120	$2,000,277	$2,119,633	$1,711,211

Expenses (Notes 1 and 5):
Advisory fees	329,831	933,585	159,746	144,196	259,345	250,093	212,895
Distribution plan expenses – Class A	160,275	460,915	74,128	69,386	126,228	121,297	103,925
Distribution plan expenses – Class B	15,469	19,593	19,151	9,039	11,483	12,496	8,411
Shareholder servicing costs	28,534	93,068	14,002	14,686	27,963	22,447	19,573
Professional fees	16,150	28,242	11,906	12,430	14,389	17,909	15,457
Registration fees	2,121	2,893	2,106	2,106	2,330	2,106	2,106
Custodian fees	6,661	14,686	4,409	4,245	7,821	6,744	5,474
Reports to shareholders	2,623	5,450	2,048	1,942	2,431	2,420	2,118
Trustees’ fees	2,738	7,741	1,335	1,196	2,135	2,091	1,761
Other expenses	17,252	36,322	11,116	9,396	14,666	14,936	12,053

Total expenses	581,654	1,602,495	299,947	268,622	468,791	452,539	383,773
Less: Expenses waived	(27,486)	(77,799)	(13,312)	(12,016)	(21,612)	(20,841)	(17,741)
Expenses paid indirectly	(247)	(685)	(121)	(114)	(197)	(184)	(163)

Net expenses	553,921	1,524,011	286,514	256,492	446,982	431,514	365,869

Net investment income	2,183,261	6,160,438	998,818	918,628	1,553,295	1,688,119	1,345,342

Realized and Unrealized Gain (Loss) on Investments (Note 4):
Net realized gain (loss) on investments	(20,629)	(59,110)	132,183	(25,790)	93,785	186,778	10,273
Net unrealized depreciation of investments	(1,914,899)	(4,826,571)	(875,713)	(716,203)	(1,462,591)	(1,337,696)	(913,871)

Net loss on investments	(1,935,528)	(4,885,681)	(743,530)	(741,993)	(1,368,806)	(1,150,918)	(903,598)

Net Increase in Net Assets Resulting
from Operations	$247,733	$1,274,757	$255,288	$176,635	$184,489	$537,201	$441,744

78	See notes to financial statements	79

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUND
	TAX EXEMPT		TAX EXEMPT II		CALIFORNIA		CONNECTICUT
Year Ended December 31	2010	2009	2010	2009	2010	2009	2010	2009

Increase (Decrease) in Net Assets From Operations
Net investment income	$31,066,073	$31,222,327	$7,356,778	$6,099,931	$1,219,857	$1,178,914	$1,378,515	$1,416,940
Net realized gain (loss) on investments	(278,280)	1,911,034	2,696,234	1,420,768	(33,482)	95,898	41,767	38,895
Net unrealized appreciation (depreciation) of investments	(24,431,047)	36,220,889	(9,314,944)	12,467,924	(1,074,470)	2,396,183	(1,277,807)	2,968,999

Net increase in net assets resulting
from operations	6,356,746	69,354,250	738,068	19,988,623	111,905	3,670,995	142,475	4,424,834

Distributions to Shareholders
Net investment income – Class A	(31,074,298)	(31,176,065)	(7,256,598)	(5,732,067)	(1,187,777)	(1,153,699)	(1,354,859)	(1,366,912)
Net investment income – Class B	(190,140)	(244,800)	(228,062)	(266,477)	(31,478)	(34,656)	(37,606)	(55,131)
Net realized gains – Class A	(859,831)	—	(3,548,267)	—	(56,800)	—	—	—
Net realized gains – Class B	(5,087)	—	(108,348)	—	(1,221)	—	—	—

Total distributions	(32,129,356)	(31,420,865)	(11,141,275)	(5,998,544)	(1,277,276)	(1,188,355)	(1,392,465)	(1,422,043)

Trust Share Transactions *
Class A:
Proceeds from shares sold	34,515,036	34,664,645	54,139,832	51,278,260	6,608,635	5,218,522	4,141,635	3,548,456
Reinvestment of distributions	24,342,173	23,680,102	8,796,103	4,361,635	920,248	804,676	1,069,974	1,052,059
Cost of shares redeemed	(61,709,857)	(59,093,173)	(34,823,127)	(19,566,194)	(4,161,774)	(4,475,517)	(6,303,666)	(4,966,644)

	(2,852,648)	(748,426)	28,112,808	36,073,701	3,367,109	1,547,681	(1,092,057)	(366,129)
Class B:
Proceeds from shares sold	224,490	656,301	1,031,895	1,332,462	6,200	101,950	122,516	136,966
Reinvestment of distributions	161,035	186,767	254,376	207,907	19,263	17,862	30,339	43,364
Cost of shares redeemed	(2,508,618)	(1,851,047)	(3,601,222)	(2,319,161)	(423,177)	(72,592)	(797,114)	(655,224)

	(2,123,093)	(1,007,979)	(2,314,951)	(778,792)	(397,714)	47,220	(644,259)	(474,894)

Net increase (decrease) from trust share transactions	(4,975,741)	(1,756,405)	25,797,857	35,294,909	2,969,395	1,594,901	(1,736,316)	(841,023)

Net increase (decrease) in net assets	(30,748,351)	36,176,980	15,394,650	49,284,988	1,804,024	4,077,541	(2,986,306)	2,161,768
Net Assets
Beginning of year	721,417,672	685,240,692	183,340,466	134,055,478	30,294,674	26,217,133	37,786,063	35,624,295

End of year †	$690,669,321	$721,417,672	$198,735,116	$183,340,466	$32,098,698	$30,294,674	$34,799,757	$37,786,063

†Includes undistributed net investment income of	$369,428	$567,793	$140,060	$268,965	$26,184	$25,583	$24,798	$38,747

*Trust Shares Issued and Redeemed
Class A:
Sold	3,502,918	3,596,360	3,349,748	3,301,338	544,985	443,751	308,975	271,383
Issued for distributions reinvested	2,477,529	2,454,593	557,994	280,760	75,810	68,045	79,634	80,344
Redeemed	(6,276,652)	(6,125,975)	(2,162,328)	(1,262,156)	(342,572)	(377,405)	(469,779)	(380,888)

Net increase (decrease) in Class A trust shares outstanding	(296,205)	(75,022)	1,745,414	2,319,942	278,223	134,391	(81,170)	(29,161)

Class B:
Sold	22,833	68,355	63,820	85,064	510	8,799	9,031	10,494
Issued for distributions reinvested	16,407	19,395	16,110	13,412	1,582	1,508	2,260	3,322
Redeemed	(254,495)	(193,096)	(222,244)	(149,690)	(34,204)	(6,304)	(58,944)	(50,360)

Net increase (decrease) in Class B trust shares outstanding	(215,255)	(105,346)	(142,314)	(51,214)	(32,112)	4,003	(47,653)	(36,544)

80	See notes to financial statements	81

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
Year Ended December 31	2010	2009	2010	2009	2010	2009	2010	2009

Increase (Decrease) in Net Assets From Operations
Net investment income	$1,002,784	$1,001,495	$1,082,882	$1,156,454	$802,278	$737,433	$2,183,261	$2,114,013
Net realized gain (loss) on investments	67,522	(203,782)	279,604	179,417	33,161	91,596	(20,629)	204,495
Net unrealized appreciation (depreciation) of investments	(958,619)	2,246,882	(1,012,838)	1,552,734	(722,150)	1,120,695	(1,914,899)	3,972,932

Net increase in net assets resulting
from operations	111,687	3,044,595	349,648	2,888,605	113,289	1,949,724	247,733	6,291,440

Distributions to Shareholders
Net investment income – Class A	(958,013)	(938,275)	(1,075,064)	(1,140,384)	(783,497)	(714,039)	(2,117,386)	(2,008,424)
Net investment income – Class B	(30,401)	(43,612)	(23,427)	(32,489)	(6,797)	(8,076)	(50,832)	(64,766)
Net realized gains – Class A	—	—	(261,398)	—	—	—	—	—
Net realized gains – Class B	—	—	(5,244)	—	—	—	—	—

Total distributions	(988,414)	(981,887)	(1,365,133)	(1,172,873)	(790,294)	(722,115)	(2,168,218)	(2,073,190)

Trust Share Transactions *
Class A:
Proceeds from shares sold	2,814,864	2,495,181	1,655,194	2,685,192	2,664,548	2,804,918	3,947,022	5,433,246
Reinvestment of distributions	728,315	689,361	1,007,643	791,319	597,752	548,133	1,488,412	1,400,237
Cost of shares redeemed	(3,206,084)	(2,997,492)	(3,696,501)	(6,036,442)	(2,012,697)	(2,455,762)	(3,608,226)	(6,420,389)

	337,095	187,050	(1,033,664)	(2,559,931)	1,249,603	897,289	1,827,208	413,094

Class B:
Proceeds from shares sold	88,400	15,877	95,260	115,169	15,000	20,398	67,561	194,043
Reinvestment of distributions	21,627	33,161	26,204	26,323	5,813	6,673	38,373	46,218
Cost of shares redeemed	(567,978)	(473,703)	(422,309)	(861,359)	(152,726)	(88,147)	(504,378)	(1,305,803)

	(457,951)	(424,665)	(300,845)	(719,867)	(131,913)	(61,076)	(398,444)	(1,065,542)

Net increase (decrease) from trust share transactions	(120,856)	(237,615)	(1,334,509)	(3,279,798)	1,117,690	836,213	1,428,764	(652,448)

Net increase (decrease) in net assets	(997,583)	1,825,093	(2,349,994)	(1,564,066)	440,685	2,063,822	(491,721)	3,565,802

Net Assets
Beginning of year	25,952,960	24,127,867	27,965,021	29,529,087	21,486,425	19,422,603	54,318,513	50,752,711

End of year †	$24,955,377	$25,952,960	$25,615,027	$27,965,021	$21,927,110	$21,486,425	$53,826,792	$54,318,513

†Includes undistributed net investment income of	$47,871	$33,501	$10,261	$25,870	$35,978	$23,994	$92,930	$77,888

*Trust Shares Issued and Redeemed
Class A:
Sold	239,124	219,083	135,776	227,599	218,572	236,987	302,907	428,752
Issued for distributions reinvested	61,963	60,423	83,406	66,572	49,250	46,215	113,958	109,900
Redeemed	(272,254)	(262,998)	(303,380)	(509,293)	(167,028)	(209,162)	(275,810)	(506,728)

Net increase (decrease) in Class A trust shares outstanding	28,833	16,508	(84,198)	(215,122)	100,794	74,040	141,055	31,924

Class B:
Sold	7,512	1,390	7,745	9,857	1,245	1,690	5,154	15,164
Issued for distributions reinvested	1,839	2,909	2,166	2,219	479	564	2,940	3,638
Redeemed	(48,165)	(41,552)	(34,585)	(73,052)	(12,325)	(7,469)	(38,492)	(103,912)

Net decrease in Class B trust shares outstanding	(38,814)	(37,253)	(24,674)	(60,976)	(10,601)	(5,215)	(30,398)	(85,110)

82	See notes to financial statements	83

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	NEW YORK		NORTH CAROLINA		OHIO
Year Ended December 31	2010	2009	2010	2009	2010	2009

Increase (Decrease) in Net Assets From Operations
Net investment income	$6,160,438	$6,047,463	$998,818	$1,005,472	$918,628	$918,378
Net realized gain (loss) on investments	(59,110)	(857,296)	132,183	44,580	(25,790)	166,250
Net unrealized appreciation (depreciation) of investments	(4,826,571)	10,779,766	(875,713)	1,955,977	(716,203)	1,261,676

Net increase in net assets resulting
from operations	1,274,757	15,969,933	255,288	3,006,029	176,635	2,346,304

Distributions to Shareholders
Net investment income – Class A	(6,095,313)	(5,841,945)	(938,303)	(935,156)	(896,333)	(871,391)
Net investment income – Class B	(64,165)	(88,480)	(59,324)	(72,956)	(29,179)	(48,464)
Net realized gains – Class A	—	—	(23,111)	—	(32,327)	(87,207)
Net realized gains – Class B	—	—	(1,207)	—	(793)	(4,263)

Total distributions	(6,159,478)	(5,930,425)	(1,021,945)	(1,008,112)	(958,632)	(1,011,325)

Trust Share Transactions *
Class A:
Proceeds from shares sold	15,968,441	11,455,684	1,318,518	1,489,298	2,363,956	1,986,624
Reinvestment of distributions	4,415,171	4,179,940	743,368	704,053	725,267	739,911
Cost of shares redeemed	(15,679,088)	(14,246,966)	(2,672,781)	(2,250,872)	(1,876,355)	(3,528,700)

	4,704,524	1,388,658	(610,895)	(57,521)	1,212,868	(802,165)

Class B:
Proceeds from shares sold	121,433	281,378	81,957	47,852	12,465	170,831
Reinvestment of distributions	56,067	74,842	49,703	63,035	24,527	38,503
Cost of shares redeemed	(1,069,210)	(1,258,970)	(1,115,308)	(325,964)	(563,671)	(755,200)

	(891,710)	(902,750)	(983,648)	(215,077)	(526,679)	(545,866)

Net increase (decrease) from trust share transactions	3,812,814	485,908	(1,594,543)	(272,598)	686,189	(1,348,031)

Net increase (decrease) in net assets	(1,071,907)	10,525,416	(2,361,200)	1,725,319	(95,808)	(13,052)

Net Assets
Beginning of year	152,323,006	141,797,590	26,797,034	25,071,715	23,741,185	23,754,237

End of year †	$151,251,099	$152,323,006	$24,435,834	$26,797,034	$23,645,377	$23,741,185

†Includes undistributed net investment income of	$164,175	$163,215	$29,712	$28,521	$5,103	$11,987

*Trust Shares Issued and Redeemed
Class A:
Sold	1,098,647	811,167	96,202	112,793	187,085	161,853
Issued for distributions reinvested	304,409	296,046	54,495	53,517	57,772	60,016
Redeemed	(1,081,175)	(1,013,142)	(195,093)	(171,432)	(149,298)	(287,684)

Net increase (decrease) in Class A trust shares outstanding	321,881	94,071	(44,396)	(5,122)	95,559	(65,815)

Class B:
Sold	8,433	20,064	6,014	3,705	990	13,682
Issued for distributions reinvested	3,867	5,313	3,641	4,792	1,948	3,121
Redeemed	(73,559)	(89,984)	(81,067)	(24,732)	(44,731)	(60,697)

Net decrease in Class B trust shares outstanding	(61,259)	(64,607)	(71,412)	(16,235)	(41,793)	(43,894)

84	See notes to financial statements	85

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	OREGON		PENNSYLVANIA		VIRGINIA
Year Ended December 31	2010	2009	2010	2009	2010	2009

Increase (Decrease) in Net Assets From Operations
Net investment income	$1,553,295	$1,451,334	$1,688,119	$1,667,706	$1,345,342	$1,234,561
Net realized gain on investments	93,785	231,071	186,778	199,204	10,273	137,213
Net unrealized appreciation (depreciation) of investments	(1,462,591)	3,067,462	(1,337,696)	2,149,065	(913,871)	1,813,581

Net increase in net assets resulting
from operations	184,489	4,749,867	537,201	4,015,975	441,744	3,185,355

Distributions to Shareholders
Net investment income – Class A	(1,524,067)	(1,400,044)	(1,639,377)	(1,585,031)	(1,298,837)	(1,193,140)
Net investment income – Class B	(33,771)	(46,074)	(42,344)	(55,506)	(25,714)	(39,456)
Net realized gains – Class A	(68,785)	—	(209,122)	—	—	—
Net realized gains – Class B	(1,550)	—	(5,209)	—	—	—

Total distributions	(1,628,173)	(1,446,118)	(1,896,052)	(1,640,537)	(1,324,551)	(1,232,596)

Trust Share Transactions *
Class A:
Proceeds from shares sold	7,626,519	4,729,635	2,952,091	3,551,227	4,033,248	3,475,519
Reinvestment of distributions	1,335,203	1,110,898	1,169,843	995,837	837,576	740,824
Cost of shares redeemed	(4,007,050)	(5,800,770)	(5,238,902)	(2,517,639)	(2,804,194)	(2,234,329)

	4,954,672	39,763	(1,116,968)	2,029,425	2,066,630	1,982,014

Class B:
Proceeds from shares sold	81,313	107,391	103,635	71,873	20,247	111,620
Reinvestment of distributions	31,720	40,923	35,869	41,885	20,381	32,634
Cost of shares redeemed	(527,527)	(539,693)	(560,982)	(774,042)	(663,550)	(432,245)

	(414,494)	(391,379)	(421,478)	(660,284)	(622,922)	(287,991)

Net increase (decrease) from trust share transactions	4,540,178	(351,616)	(1,538,446)	1,369,141	1,443,708	1,694,023

Net increase (decrease) in net assets	3,096,494	2,952,133	(2,897,297)	3,744,579	560,901	3,646,782

Net Assets
Beginning of year	40,594,958	37,642,825	42,459,253	38,714,674	34,496,399	30,849,617

End of year †	$43,691,452	$40,594,958	$39,561,956	$42,459,253	$35,057,300	$34,496,399

†Includes undistributed net investment income of	$25,078	$29,621	$86,708	$80,310	$44,992	$24,201

*Trust Shares Issued and Redeemed
Class A:
Sold	569,141	363,174	226,309	277,075	309,572	273,508
Issued for distributions reinvested	99,613	85,269	90,003	77,733	64,280	58,291
Redeemed	(297,587)	(446,978)	(402,673)	(197,665)	(215,621)	(176,655)

Net increase (decrease) in Class A trust shares outstanding	371,167	1,465	(86,361)	157,143	158,231	155,144

Class B:
Sold	5,928	8,380	7,921	5,630	1,565	8,910
Issued for distributions reinvested	2,370	3,149	2,754	3,272	1,568	2,580
Redeemed	(39,423)	(41,856)	(42,888)	(60,861)	(51,167)	(34,469)

Net decrease in Class B trust shares outstanding	(31,125)	(30,327)	(32,213)	(51,959)	(48,034)	(22,979)

86	See notes to financial statements	87

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2010

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Fund, Tax Exempt Fund II and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). The Trust’s Board of Trustees (“the Board”) has approved changes recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds and effective February 1, 2010, for Tax Exempt Fund, Tax Exempt Fund II, California and New York Funds, the policy of investing in insured securities was eliminated and the name of each Fund was changed to remove the word “Insured”. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Board. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

88

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

89

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2010

The summary of the inputs used to value each Fund’s net assets as of December 31, 2010 is as follows:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Investments in Municipal Bonds:
Tax Exempt	—	$686,276,246	—
Tax Exempt II	—	196,576,859	—
California	—	31,407,573	—
Connecticut	—	34,371,605	—
Massachusetts	—	24,686,843	—
Michigan	—	25,508,028	—
Minnesota	—	21,669,088	—
New Jersey	—	54,902,602	—
New York	—	151,075,269	—
North Carolina	—	23,966,095	—
Ohio	—	23,213,738	—
Oregon	—	43,179,343	—
Pennsylvania	—	39,699,470	—
Virginia	—	34,605,067	—

Investments in Short-Term Tax Exempt Investments:
Ohio	—	$100,000	—

There were no transfers into or from Level 1 or Level 2 by the Funds during the year ended December 31, 2010.

In January 2010, FASB released Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”). Among the new disclosures and clarifications of existing disclosures the ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. The Funds adopted ASU No. 2010-06 on January 1, 2010, except for the Level 3 gross basis roll forward reconciliation, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

90

B. Federal Income Taxes—It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At December 31, 2010, capital loss carryovers were as follows:

			Year Capital Loss
			Carryovers Expire
Fund	Total	2015	2016	2017
Connecticut	$39,647	$—	$34,494	$5,153
Massachusetts	166,887	—	—	166,887
Minnesota	24,765	24,765	—	—
New Jersey	2,554	—	2,554	—
New York	634,149	—	—	634,149
Virginia	289,554	—	—	289,554

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2009, or expected to be taken in the Funds’ 2010 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation—Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which is based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

91

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2010

E. Security Transactions and Investment Income—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the year ended December 31, 2010, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $64 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2010, the Funds’ expense reduction under these arrangements amounted to $6,361.

F. Derivatives—The Funds may invest in derivatives such as futures contracts (“futures contracts”), options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”) and interest rate swap agreements (“swap agreements”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.” An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest

92

rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the adviser’s ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the year ended December 31, 2010, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows,

93

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2010

which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the year ended December 31, 2010, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the year ended December 31, 2010, the Funds had no investments in swap agreements.

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and

94

conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Class A and Class B shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

4. Security Transactions—For the year ended December 31, 2010, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Tax Exempt	$131,999,789	$136,710,597
Tax Exempt II	233,850,822	209,810,524
California	14,874,629	12,850,542
Connecticut	5,555,638	7,594,967
Massachusetts	5,248,681	6,017,406
Michigan	9,877,106	11,164,469
Minnesota	7,840,711	6,635,190
New Jersey	15,173,900	11,596,802
New York	50,956,922	44,736,220
North Carolina	4,822,243	6,307,243
Ohio	7,616,161	7,204,312
Oregon	11,222,974	6,990,324
Pennsylvania	19,032,890	21,200,184
Virginia	10,559,816	8,497,268

95

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2010

At December 31, 2010, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Tax Exempt	$654,748,993	$36,373,862	$4,846,609	$31,527,253
Tax Exempt II	195,612,404	4,484,658	3,520,203	964,455
California	30,799,815	947,270	339,512	607,758
Connecticut	33,794,575	902,277	325,247	577,030
Massachusetts	24,224,742	739,234	277,133	462,101
Michigan	24,835,051	878,566	205,589	672,977
Minnesota	21,249,287	583,884	164,083	419,801
New Jersey	52,845,682	2,204,431	147,511	2,056,920
New York	145,269,760	6,722,129	916,620	5,805,509
North Carolina	23,232,530	831,706	98,141	733,565
Ohio	22,639,980	765,254	91,496	673,758
Oregon	42,323,673	1,153,334	297,664	855,670
Pennsylvania	38,535,333	1,358,920	194,783	1,164,137
Virginia	33,769,048	1,031,052	195,033	836,019

5. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and /or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2010, total trustees fees accrued by the Funds amounted to $72,037.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the year ended December 31, 2010, FIMCO has voluntarily waived advisory fees in excess of .55% for each Fund. For the year ended December 31, 2010, advisory fees accrued by the Funds to FIMCO were $8,633,936 of which $678,591 was waived as noted above.

For the year ended December 31, 2010, FIC, as underwriter, received $4,449,111 in commissions from the sale of shares of the Funds after allowing $412,489 to other dealers. Shareholder servicing costs included $755,426 in transfer agent fees accrued to ADM.

96

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2010, total distribution plan fees accrued to FIC by the Funds amounted to $4,521,758.

6. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended December 31, 2010 and December 31, 2009 were as follows:

	Year Ended December 31, 2010				Year Ended December 31, 2009
	Distributions Declared from				Distributions Declared from
			Long-Term				Long-Term
	Tax-Exempt	Ordinary	Capital		Tax-Exempt	Ordinary	Capital
Fund	Income	Income	Gain	Total	Income	Income	Gain	Total

Tax Exempt	$31,207,541	$123,318	$798,497	$32,129,356	$31,062,507	$358,358	$—	$31,420,865
Tax Exempt II	7,483,003	17,315	3,640,957	11,141,275	5,998,351	193	—	5,998,544
California	1,213,653	15,121	48,502	1,277,276	1,168,374	19,981	—	1,188,355
Connecticut	1,392,223	242	—	1,392,465	1,420,793	1,250	—	1,422,043
Massachusetts	988,367	47	—	988,414	976,574	5,313	—	981,887
Michigan	1,096,091	26,745	242,297	1,365,133	1,158,786	14,087	—	1,172,873
Minnesota	789,974	320	—	790,294	718,917	3,198		722,115
New Jersey	2,167,031	1,187	—	2,168,218	2,063,648	9,542	—	2,073,190
New York	6,152,040	7,438	—	6,159,478	5,922,134	8,291	—	5,930,425
North Carolina	997,585	42	24,318	1,021,945	1,004,345	3,767	—	1,008,112
Ohio	925,363	16,204	17,065	958,632	919,238	28,129	63,958	1,011,325
Oregon	1,557,215	70,958	—	1,628,173	1,446,118	—	—	1,446,118
Pennsylvania	1,678,664	75,716	141,672	1,896,052	1,614,351	26,186	—	1,640,537
Virginia	1,323,667	884	—	1,324,551	1,230,572	2,024	—	1,232,596

97

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2010

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed
	Tax-Exempt	Capital	Other		Total
	Ordinary	Loss	Accumulated	Unrealized	Distributable
Fund	Income	Carryover	Losses	Appreciation	Earnings*

Tax Exempt	$369,428	$—	$(1,163,200)	$31,527,253	$30,733,481
Tax Exempt II	140,060	—	(966,346)	964,455	138,169
California	26,184	—	(131,101)	607,758	502,841
Connecticut	24,798	(39,647)	(19,104)	577,030	543,077
Massachusetts	47,871	(166,887)	(13,586)	462,101	329,499
Michigan	10,261	—	(25,444)	672,977	657,794
Minnesota	35,978	(24,765)	(43,930)	419,801	387,084
New Jersey	92,930	(2,554)	(132,576)	2,056,920	2,014,720
New York	164,175	(634,149)	(471,488)	5,805,509	4,864,047
North Carolina	29,712	—	—	733,565	763,277
Ohio	5,103	—	(58,910)	673,758	619,951
Oregon	25,078	—	(12,942)	855,670	867,806
Pennsylvania	86,708	—	(63,300)	1,164,137	1,187,545
Virginia	44,992	(289,554)	(54,952)	836,019	536,505

*Differences between book distributable earnings and tax distributable earnings consist primarily of post-October capital losses.

For the year ended December 31, 2010, the following reclassifications were made to reflect permanent differences between book and tax reporting:

	Undistributed	Accumulated
	Ordinary	Capital
Fund	Income	Gains
Tax Exempt II	$(1,022)	$1,022

7. New Accounting Pronouncements—On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President of the United States. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

98

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/ or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

8. Subsequent Events—Subsequent events occurring after December 31, 2010 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

9. Foresters Transaction—On September 21, 2010, First Investors Consolidated Corporation (“FICC”), the parent company of FIMCO, entered into an agreement with The Independent Order of Foresters (“Foresters”) pursuant to which FICC would be acquired by Foresters (the “Transaction”). The Transaction was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors Funds and Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the United Kingdom.

99

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from						Ratio to Average Net					Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**					Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net			Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee		Before Fee		Investment			Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits		Credits	(a)	Income	Expenses		Income	Rate
TAX EXEMPT FUND
Class A
2006	$ 9.99	$.411	$(.079)	$ .332	$.408	$.054	$.462	$9.86	3.41%	$704,319	1.10	(b)%	1.10	(b)%	4.14%	1.14	(b)%	4.10%	22%
2007	9.86	.412	(.094)	.318	.408	—	.408	9.77	3.32	723,211	1.04	(b)	1.04	(b)	4.20	1.10	(b)	4.14	38
2008	9.77	.417	(.488)	(.071)	.413	.006	.419	9.28	(.73)	678,260.96			.96		4.38	1.02		4.32	50
2009	9.28	.423	.523	.946	.426	—	.426	9.80	10.36	715,079.96			.96		4.40	1.02		4.34	26
2010	9.80	.424	(.346)	.078	.426	.012	.438	9.44	.71	686,589.96			.96		4.30	1.00		4.26	18
Class B
2006	9.97	.327	(.067)	.260	.336	.054	.390	9.84	2.66	2,502	1.83	(b)	1.83	(b)	3.41	1.87	(b)	3.37	22
2007	9.84	.403	(.156)	.247	.337	—	.337	9.75	2.58	7,866	1.74	(b)	1.74	(b)	3.50	1.80	(b)	3.44	38
2008	9.75	.351	(.483)	(.132)	.342	.006	.348	9.27	(1.36)	6,981	1.66		1.66		3.68	1.72		3.62	50
2009	9.27	.359	.507	.866	.356	—	.356	9.78	9.47	6,338	1.66		1.66		3.70	1.72		3.64	26
2010	9.78	.364	(.346)	.018	.356	.012	.368	9.43	.11	4,081	1.66		1.66		3.60	1.70		3.56	18
TAX EXEMPT FUND II
Class A
2006	$15.33	$.532	$ .192	$ .724	$.538	$.136	$.674	$15.38	4.82%	$115,234	1.00%		1.01%		3.47%	1.18%		3.29%	112%
2007	15.38	.528	(.155)	.373	.523	—	.523	15.23	2.49	116,011.99			1.00		3.47	1.07		3.39	118
2008	15.23	.551	(.702)	(.151)	.539	—	.539	14.54	(.98)	125,623	1.00		1.01		3.72	1.08		3.65	146
2009	14.54	.597	1.414	2.011	.591	—	.591	15.96	14.02	174,905	1.00		1.00		3.89	1.07		3.82	110
2010	15.96	.604	(.483)	.121	.616	.285	.901	15.18	.67	192,875	1.01		1.01		3.75	1.06		3.70	107
Class B
2006	15.33	.419	.185	.604	.418	.136	.554	15.38	4.01	13,781	1.75		1.76		2.72	1.93		2.54	112
2007	15.38	.425	(.162)	.263	.413	—	.413	15.23	1.75	11,159	1.69		1.70		2.77	1.77		2.69	118
2008	15.23	.455	(.712)	(.257)	.433	—	.433	14.54	(1.69)	8,433	1.70		1.71		3.02	1.78		2.95	146
2009	14.54	.498	1.410	1.908	.488	—	.488	15.96	13.27	8,436	1.70		1.70		3.19	1.77		3.12	110
2010	15.96	.511	(.503)	.008	.513	.285	.798	15.17	(.04)	5,860	1.71		1.71		3.05	1.76		3.00	107
SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND
Class A
2006	$12.19	$.470	$ .027	$ .497	$.461	$.056	$.517	$12.17	4.16%	$26,592.85%			.86%		3.84%	1.07%		3.62%	30%
2007	12.17	.467	(.162)	.305	.470	.025	.495	11.98	2.56	25,669.85			.87		3.89	1.06		3.68	49
2008	11.98	.476	(.882)	(.406)	.475	.009	.484	11.09	(3.46)	25,264.85			.86		4.09	1.08		3.87	65
2009	11.09	.475	1.015	1.490	.480	—	.480	12.10	13.62	29,206	1.01		1.01		4.04	1.08		3.97	60
2010	12.10	.479	(.408)	.071	.480	.021	.501	11.67	.50	31,423	1.03		1.03		3.94	1.08		3.89	42
Class B
2006	12.20	.387	.011	.398	.372	.056	.428	12.17	3.32	1,899	1.60		1.61		3.09	1.82		2.87	30
2007	12.17	.395	(.165)	.230	.385	.025	.410	11.99	1.93	1,375	1.55		1.57		3.19	1.76		2.98	49
2008	11.99	.410	(.909)	(.499)	.392	.009	.401	11.09	(4.23)	953	1.55		1.56		3.39	1.78		3.17	65
2009	11.09	.392	1.025	1.417	.397	—	.397	12.11	12.92	1,089	1.71		1.71		3.34	1.78		3.27	60
2010	12.11	.426	(.438)	(.012)	.397	.021	.418	11.68	(.18)	675	1.73		1.73		3.24	1.78		3.19	42

100	101

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from							Ratio to Average Net		Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Assets**		Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Realized	Investment	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
CONNECTICUT FUND

Class A
2006	$13.24	$.498	$ (.002)	$ .496	$.501	$.045	$.546	$13.19	3.83%	$35,707.88%		.89%	3.77%	1.08%	3.57%	32%
2007	13.19	.488	(.107)	.381	.481	—	.481	13.09	2.96	36,062.90		.91	3.75	1.06	3.59	27
2008	13.09	.499	(.766)	(.267)	.493	—	.493	12.33	(2.08)	33,740.90		.91	3.90	1.08	3.73	55
2009	12.33	.505	1.062	1.567	.507	—	.507	13.39	12.88	36,229	1.01	1.01	3.87	1.08	3.80	20
2010	13.39	.502	(.465)	.037	.507	—	.507	12.92	.20	33,912	1.02	1.02	3.74	1.07	3.69	15
Class B
2006	13.22	.398	(.008)	.390	.405	.045	.450	13.16	3.01	3,299	1.63	1.64	3.02	1.83	2.82	32
2007	13.16	.394	(.096)	.298	.388	—	.388	13.07	2.31	2,244	1.60	1.61	3.05	1.76	2.89	27
2008	13.07	.408	(.759)	(.351)	.399	—	.399	12.32	(2.72)	1,885	1.60	1.61	3.20	1.78	3.03	55
2009	12.32	.415	1.048	1.463	.413	—	.413	13.37	12.00	1,557	1.71	1.71	3.17	1.78	3.10	20
2010	13.37	.411	(.470)	(.059)	.411	—	.411	12.90	(.52)	888	1.72	1.72	3.04	1.77	2.99	15
MASSACHUSETTS FUND

Class A
2006	$11.87	$.467	$ (.070)	$ .397	$.462	$.055	$.517	$11.75	3.42%	$24,004.78%		.80%	3.98%	1.12%	3.64%	16%
2007	11.75	.462	(.141)	.321	.468	.033	.501	11.57	2.81	24,120.75		.77	3.98	1.08	3.65	40
2008	11.57	.463	(.789)	(.326)	.468	.006	.474	10.77	(2.90)	22,642.75		.76	4.13	1.11	3.78	39
2009	10.77	.453	.921	1.374	.444	—	.444	11.70	12.94	24,776	1.03	1.03	3.97	1.10	3.90	42
2010	11.70	.456	(.406)	.050	.450	—	.450	11.30	.35	24,258	1.05	1.05	3.88	1.10	3.83	20
Class B
2006	11.88	.386	(.074)	.312	.377	.055	.432	11.76	2.69	2,217	1.53	1.55	3.23	1.87	2.89	16
2007	11.76	.390	(.151)	.239	.386	.033	.419	11.58	2.09	1,726	1.45	1.47	3.28	1.78	2.95	40
2008	11.58	.388	(.793)	(.405)	.389	.006	.395	10.78	(3.57)	1,485	1.45	1.46	3.43	1.81	3.08	39
2009	10.78	.388	.907	1.295	.365	—	.365	11.71	12.15	1,177	1.73	1.73	3.27	1.80	3.20	42
2010	11.71	.412	(.450)	(.038)	.372	—	.372	11.30	(.41)	697	1.75	1.75	3.18	1.80	3.13	20
MICHIGAN FUND

Class A
2006	$12.35	$.487	$ (.044)	$ .443	$.503	$.080	$.583	$12.21	3.68%	$29,016.90%		.91%	3.96%	1.11%	3.75%	39%
2007	12.21	.479	(.139)	.340	.480	—	.480	12.07	2.86	28,063.90		.90	3.97	1.09	3.78	26
2008	12.07	.479	(.641)	(.162)	.478	—	.478	11.43	(1.35)	28,056.90		.91	4.08	1.10	3.89	31
2009	11.43	.480	.696	1.176	.486	—	.486	12.12	10.46	27,142	1.03	1.03	4.04	1.10	3.97	31
2010	12.12	.479	(.340)	.139	.486	.123	.609	11.65	1.07	25,111	1.04	1.04	3.92	1.09	3.87	36
Class B
2006	12.33	.393	(.046)	.347	.407	.080	.487	12.19	2.88	2,043	1.65	1.66	3.21	1.86	3.00	39
2007	12.19	.394	(.141)	.253	.393	—	.393	12.05	2.13	1,846	1.60	1.60	3.27	1.79	3.08	26
2008	12.05	.399	(.637)	(.238)	.392	—	.392	11.42	(1.99)	1,473	1.60	1.61	3.38	1.80	3.19	31
2009	11.42	.406	.686	1.092	.402	—	.402	12.11	9.69	823	1.73	1.73	3.34	1.80	3.27	31
2010	12.11	.399	(.344)	.055	.402	.123	.525	11.64	.38	504	1.74	1.74	3.22	1.79	3.17	36

102	103

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
MINNESOTA FUND

Class A
2006	$11.84	$.472	$.009	$ .481	$.471	—	$.471	$11.85	4.16%	$15,967.65%		.67%	4.01%	1.14%	3.52%	35%
2007	11.85	.460	(.112)	.348	.458	—	.458	11.74	3.02	16,070.67		.69	3.92	1.13	3.46	47
2008	11.74	.457	(.400)	.057	.457	—	.457	11.34	.53	19,104.67		.68	4.00	1.11	3.57	25
2009	11.34	.426	.712	1.138	.418	—	.418	12.06	10.16	21,211	1.05	1.05	3.60	1.12	3.53	22
2010	12.06	.440	(.356)	.084	.434	—	.434	11.71	.63	21,784	1.05	1.05	3.63	1.10	3.58	30
Class B
2006	11.86	.388	(.002)	.386	.386	—	.386	11.86	3.32	616	1.40	1.42	3.26	1.89	2.77	35
2007	11.86	.382	(.116)	.266	.376	—	.376	11.75	2.30	527	1.37	1.39	3.22	1.83	2.76	47
2008	11.75	.395	(.417)	(.022)	.378	—	.378	11.35	(.16)	319	1.37	1.38	3.30	1.81	2.87	25
2009	11.35	.354	.695	1.049	.339	—	.339	12.06	9.33	276	1.75	1.75	2.90	1.82	2.83	22
2010	12.06	.412	(.406)	.006	.356	—	.356	11.71	(.02)	144	1.75	1.75	2.93	1.80	2.88	30
NEW JERSEY FUND

Class A
2006	$12.93	$.484	$(.033)	$ .451	$.480	$.071	$.551	$12.83	3.57%	$56,712.95%		.96%	3.77%	1.06%	3.66%	19%
2007	12.83	.483	(.131)	.352	.484	.068	.552	12.63	2.82	50,444.95		.96	3.80	1.07	3.68	37
2008	12.63	.484	(.599)	(.115)	.484	.011	.495	12.02	(.92)	48,137.95		.96	3.90	1.08	3.78	37
2009	12.02	.508	.990	1.498	.498	—	.498	13.02	12.63	52,592.99		.99	4.00	1.06	3.93	40
2010	13.02	.521	(.453)	.068	.518	—	.518	12.57	.44	52,542.99		.99	3.99	1.04	3.94	21
Class B
2006	12.91	.388	(.033)	.355	.374	.071	.445	12.82	2.80	4,929	1.70	1.71	3.02	1.81	2.91	19
2007	12.82	.395	(.134)	.261	.393	.068	.461	12.62	2.09	4,231	1.65	1.66	3.10	1.77	2.98	37
2008	12.62	.406	(.515)	(.109)	.394	.107	.501	12.01	(1.64)	2,616	1.65	1.66	3.20	1.78	3.08	37
2009	12.01	.437	.982	1.419	.409	—	.409	13.02	11.94	1,727	1.69	1.69	3.30	1.76	3.23	40
2010	13.02	.448	(.479)	(.031)	.429	—	.429	12.56	(.31)	1,285	1.69	1.69	3.29	1.74	3.24	21
NEW YORK FUND

Class A
2006	$14.37	$.543	$(.044)	$ .499	$.539	—	$.539	$14.33	3.55%	$159,859.97%		.98%	3.78%	1.03%	3.73%	24%
2007	14.33	.536	(.136)	.400	.540	—	.540	14.19	2.87	148,128.96		.97	3.78	1.03	3.71	42
2008	14.19	.543	(.742)	(.199)	.541	—	.541	13.45	(1.42)	138,706.97		.97	3.93	1.04	3.86	42
2009	13.45	.578	.949	1.527	.567	—	.567	14.41	11.52	149,941.96		.96	4.10	1.03	4.03	38
2010	14.41	.576	(.450)	.126	.576	—	.576	13.96	.79	149,798.97		.97	3.97	1.02	3.92	29
Class B
2006	14.35	.434	(.043)	.391	.431	—	.431	14.31	2.77	5,847	1.72	1.73	3.03	1.78	2.98	24
2007	14.31	.435	(.127)	.308	.438	—	.438	14.18	2.20	4,881	1.66	1.67	3.08	1.73	3.01	42
2008	14.18	.443	(.744)	(.301)	.439	—	.439	13.44	(2.15)	3,092	1.67	1.67	3.23	1.74	3.16	42
2009	13.44	.481	.944	1.425	.465	—	.465	14.40	10.73	2,382	1.66	1.66	3.40	1.73	3.33	38
2010	14.40	.481	(.447)	.034	.474	—	.474	13.96	.16	1,453	1.67	1.67	3.27	1.72	3.22	29

104	105

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
NORTH CAROLINA FUND

Class A
2006	$13.30	$.512	$ .035	$ .547	$.506	$.071	$.577	$13.27	4.20%	$22,128.75%		.77%	3.85%	1.09%	3.51%	34%
2007	13.27	.504	(.131)	.373	.504	.019	.523	13.12	2.89	22,905.75		.76	3.85	1.07	3.53	20
2008	13.12	.511	(.601)	(.090)	.506	.004	.510	12.52	(.67)	22,817.75		.76	4.00	1.09	3.67	46
2009	12.52	.513	1.001	1.514	.514	—	.514	13.52	12.28	24,580	1.02	1.02	3.90	1.09	3.83	71
2010	13.52	.520	(.408)	.112	.519	.013	.532	13.10	.74	23,224	1.03	1.03	3.80	1.08	3.75	18
Class B
2006	13.29	.411	.039	.450	.409	.071	.480	13.26	3.45	4,116	1.50	1.52	3.10	1.84	2.76	34
2007	13.26	.410	(.133)	.277	.408	.019	.427	13.11	2.14	3,153	1.45	1.46	3.15	1.77	2.83	20
2008	13.11	.421	(.597)	(.176)	.410	.004	.414	12.52	(1.34)	2,255	1.45	1.46	3.30	1.79	2.97	46
2009	12.52	.421	1.007	1.428	.418	—	.418	13.53	11.55	2,217	1.72	1.72	3.20	1.79	3.13	71
2010	13.53	.428	(.422)	.006	.423	.013	.436	13.10	(.04)	1,212	1.73	1.73	3.10	1.78	3.05	18
OHIO FUND

Class A
2006	$12.50	$.504	$(.032)	$ .472	$.506	$.026	$.532	$12.44	3.86%	$21,889.75%		.77%	4.05%	1.11%	3.69%	11%
2007	12.44	.488	(.074)	.414	.492	.062	.554	12.30	3.42	21,613.75		.77	3.97	1.08	3.64	59
2008	12.30	.492	(.483)	.009	.487	.022	.509	11.80	.11	22,189.75		.76	4.10	1.10	3.76	46
2009	11.80	.483	.719	1.202	.484	.048	.532	12.47	10.33	22,635	1.03	1.03	3.93	1.10	3.86	42
2010	12.47	.484	(.369)	.115	.488	.017	.505	12.08	.84	23,079	1.04	1.04	3.85	1.09	3.80	30
Class B
2006	12.51	.412	(.036)	.376	.410	.026	.436	12.45	3.07	2,952	1.50	1.52	3.30	1.86	2.94	11
2007	12.45	.404	(.076)	.328	.406	.062	.468	12.31	2.69	2,123	1.45	1.47	3.27	1.78	2.94	59
2008	12.31	.411	(.487)	(.076)	.402	.022	.424	11.81	(.60)	1,565	1.45	1.46	3.40	1.80	3.06	46
2009	11.81	.402	.717	1.119	.401	.048	.449	12.48	9.58	1,106	1.73	1.73	3.23	1.80	3.16	42
2010	12.48	.406	(.374)	.032	.405	.017	.422	12.09	0.18	566	1.74	1.74	3.15	1.79	3.10	30
OREGON FUND

Class A
2006	$12.97	$.480	$ .034	$ .514	$.480	$.004	$.484	$13.00	4.04%	$31,552.85%		.87%	3.73%	1.10%	3.48%	41%
2007	13.00	.468	(.135)	.333	.473	—	.473	12.86	2.63	34,257.90		.91	3.65	1.08	3.47	29
2008	12.86	.474	(.635)	(.161)	.469	—	.469	12.23	(1.26)	35,975.90		.91	3.79	1.09	3.61	44
2009	12.23	.482	1.079	1.561	.481	—	.481	13.31	12.91	39,182	1.01	1.01	3.71	1.08	3.64	35
2010	13.31	.485	(.397)	.088	.487	.021	.508	12.89	.58	42,724	1.02	1.02	3.61	1.07	3.56	16
Class B
2006	12.94	.384	.034	.418	.384	.004	.388	12.97	3.28	2,436	1.60	1.62	2.98	1.85	2.73	41
2007	12.97	.376	(.135)	.241	.381	—	.381	12.83	1.90	1,839	1.60	1.61	2.95	1.78	2.77	29
2008	12.83	.386	(.629)	(.243)	.377	—	.377	12.21	(1.91)	1,668	1.60	1.61	3.09	1.79	2.91	44
2009	12.21	.392	1.076	1.468	.388	—	.388	13.29	12.14	1,413	1.71	1.71	3.01	1.78	2.94	35
2010	13.29	.393	(.397)	(.004)	.395	.021	.416	12.87	(.11)	967	1.72	1.72	2.91	1.77	2.86	16

106	107

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
PENNSYLVANIA FUND

Class A
2006	$12.93	$.503	$(.005)	$.498	$.504	$.064	$.568	$12.86	3.94%	$43,678.90%		.91%	3.89%	1.08%	3.71%	38%
2007	12.86	.496	(.114)	.382	.495	.027	.522	12.72	3.05	39,830.90		.91	3.91	1.06	3.75	40
2008	12.72	.502	(.476)	.026	.495	.011	.506	12.24	.25	36,747.90		.90	4.04	1.08	3.86	55
2009	12.24	.525	.743	1.268	.518	—	.518	12.99	10.50	41,046	1.00	1.00	4.11	1.07	4.04	56
2010	12.99	.533	(.364)	.169	.531	.068	.599	12.56	1.24	38,601	1.01	1.01	4.07	1.06	4.02	46
Class B
2006	12.93	.410	(.006)	.404	.400	.064	.464	12.87	3.18	2,796	1.65	1.66	3.14	1.83	2.96	38
2007	12.87	.414	(.122)	.292	.405	.027	.432	12.73	2.33	2,315	1.60	1.61	3.21	1.76	3.05	40
2008	12.73	.420	(.481)	(.061)	.408	.011	.419	12.25	(.45)	1,968	1.60	1.60	3.34	1.78	3.16	55
2009	12.25	.465	.706	1.171	.431	—	.431	12.99	9.67	1,413	1.70	1.70	3.41	1.77	3.34	56
2010	12.99	.479	(.398)	.081	.443	.068	.511	12.56	.56	961	1.71	1.71	3.37	1.76	3.32	46
VIRGINIA FUND

Class A
2006	$13.06	$.495	$ .009	$.504	$.492	$.102	$.594	$12.97	3.95%	$31,839.90%		.91%	3.81%	1.10%	3.61%	29%
2007	12.97	.483	(.151)	.332	.488	.054	.542	12.76	2.62	32,637.90		.91	3.77	1.08	3.59	40
2008	12.76	.482	(.575)	(.093)	.475	.002	.477	12.19	(.72)	29,464.90		.91	3.87	1.09	3.69	53
2009	12.19	.482	.770	1.252	.482	—	.482	12.96	10.42	33,321	1.02	1.02	3.80	1.09	3.73	25
2010	12.96	.496	(.327)	.169	.489	—	.489	12.64	1.25	34,516	1.02	1.02	3.81	1.07	3.76	24
Class B
2006	13.02	.395	.013	.408	.386	.102	.488	12.94	3.19	1,476	1.65	1.66	3.06	1.85	2.86	29
2007	12.94	.393	(.154)	.239	.395	.054	.449	12.73	1.89	1,488	1.60	1.61	3.07	1.78	2.89	40
2008	12.73	.394	(.569)	(.175)	.383	.002	.385	12.17	(1.37)	1,386	1.60	1.61	3.17	1.79	2.99	53
2009	12.17	.395	.758	1.153	.393	—	.393	12.93	9.59	1,176	1.72	1.72	3.10	1.79	3.03	25
2010	12.93	.419	(.342)	.077	.397	—	.397	12.61	.54	541	1.72	1.72	3.11	1.77	3.06	24

* Calculated without sales charges.

** Net of expenses waived or assumed by the investment adviser (Note 5).

(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).

(b) The expense ratios of Tax Exempt Fund includes interest expense as follows:

Year Ended December 31, 2006	0.11%

Year Ended December 31, 2007	0.08%

108	See notes to financial statements	109

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Fund, Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Fund, as of December 31, 2010, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Fund, Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Fund, as of December 31, 2010, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 25, 2011

110

Board Consideration of New Advisory Contract and Fees
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

Approval of a New Advisory Agreement

At a meeting held on September 19, 2010 (the “September Meeting”), the Board of Trustees (the “Board”) of First Investors Tax Exempt Funds, including a majority of the non-interested or independent Trustees of the Board, approved a new advisory agreement (the “New Agreement”) between FIMCO and each of the Funds.

The Board approved the New Agreement due to the then-pending acquisition (the “Transaction”) of FICC, the parent company of FIMCO, by Foresters. The change in control of FIMCO caused by the Transaction is deemed to be an “assignment” under the 1940 Act of each Fund’s existing advisory agreement (the “Existing Agreement”). As required by the 1940 Act, each Fund’s Existing Agreement provides for its automatic termination in the event of an assignment and, thus, each Existing Agreement would terminate upon the closing (the “Closing”) of the Transaction.

The Board also approved an interim advisory agreement (the “Interim Agreement”) with FIMCO with respect to each Fund in the event that the Closing of the Transaction was scheduled to occur prior to approval of the New Agreement by the shareholders of one or more Funds. The shareholders of the Funds have approved the New Agreement and, therefore, the Interim Agreement will not become effective.

The Board reviewed the materials furnished by Foresters and FIMCO, including responses to certain questions relating to the Transaction and reports relating to each Fund’s performance, advisory fees and total operating expenses, and other relevant data. Information provided by Foresters and FIMCO for the Board’s consideration included Foresters’ responses to questions relating to the terms of the Transaction, how Foresters will finance the Transaction, the effect of the Transaction on the Funds, their service providers or fee structure, and any significant changes (actual or anticipated) to the composition of the Board, Trust officers, operations of the Funds, FIMCO’s investment personnel, FIMCO’s compensation structure, the Existing Agreement, or the Funds’ distribution arrangements. In addition, information on the Funds’ investment performance is regularly provided to the Board. The Board also reviewed current and pro forma balance sheets for FIMCO and First Investors Corporation (“FIC”), the underwriter for the Funds. Information furnished at Board meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by the portfolio managers of the Funds and various reports on compliance and other services provided by FIMCO and its affiliates.

111

Board Consideration of New Advisory Contract and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

In considering the information and materials described above, the Independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the New Agreement for all of the Funds was considered at the same Board meeting, the Trustees addressed each Fund separately.

The Board did not identify any single factor or group of factors as being of paramount importance in reaching its conclusions and determinations with respect to the approval of the New Agreement. Although not meant to be all-inclusive, included below is a description of certain of the factors that were considered by the Board in deciding to approve the New Agreement.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services to be provided by FIMCO under the New Agreement, the Board considered that the terms of the New Agreement are substantially the same as the terms of the Existing Agreement. The Board also considered that the Transaction is expected to have minimal impact on FIMCO’s day-to-day operations and is not expected to result in any change in the structure or operations of the Funds. The Board noted that Foresters currently does not intend to implement any changes to the core services provided to the Funds by FIMCO or its affiliates. The Board also noted that Foresters currently intends to retain the key personnel employed by FIMCO who provide services to the Funds (other than two senior officers who indicated their intent to retire from FIMCO). The same people who manage the Funds are expected to do so after the Closing. The level of service and the manner in which each Fund’s assets are managed are expected to remain the same. The Board also considered that Foresters does not currently contemplate modifying the Funds’ current service provider relationships.

In evaluating Foresters, the Board considered the history, reputation, qualification and background of Foresters, the qualifications of its personnel and Foresters financial condition. The Board also considered Foresters capabilities, experience, corporate structure and capital resources, as well as Foresters long-term business goals with regard to FIMCO and the Funds.

The Board gave substantial consideration to its evaluation of the nature, extent and quality of the services provided by FIMCO under the Existing Agreement at the Board’s May 2010 meeting (the “May Meeting”). The Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately

112

managed accounts. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the Funds.

The Board also recognized that it is the philosophy of FIMCO and its affiliates to provide personal service to the shareholders of the Funds, that FIMCO and its affiliates strive to service the needs of a shareholder base that includes many investors who are less affluent and that the average account size of many of the Funds is small by comparison to the industry average account size. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) the implementation of policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including Fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Board noted that FIMCO provides not only advisory services but historically has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers and analysts based on Fund performance, and FIMCO’s willingness to make changes in portfolio managers when necessary to address performance issues. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds in light of the current market environment.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that Administrative Data Management Corp. (“ADM”) is dedicated to providing transfer agency services exclusively to the Funds and other First Investors funds. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through FIC, which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of FIMCO’s services, as well as the services of FIMCO’s affiliates, supported approval of the New Agreement.

113

Board Consideration of New Advisory Contract and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

Investment Performance

While the Board considered more recent performance information, the Board placed significant emphasis on consideration of the investment performance of each of the Funds at the May Meeting. While consideration was given to performance reports and discussions held at prior and subsequent Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper, Inc. (“Lipper”). In particular, the Board reviewed the performance of the Funds over the most recent calendar year and, to the extent provided by Lipper, the annualized performance over the most recent three calendar year and five calendar year periods as compared to a comparable group of funds as determined by Lipper (“Peer Group”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2010 (the “year-to-date period”). As applicable, the Board also reviewed the annual yield of each Fund for each of the past five calendar years on an absolute and comparative basis. With regard to the performance information, the Board considered the performance and/or yield, as applicable, of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. For each Fund, the Board also considered the volatility versus total return data provided by Lipper as well as FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund fell within one of the top three quintiles for at least one of the performance periods provided by Lipper. The Board also noted that the yield for each Fund, except for Tax Exempt Fund II, Minnesota Tax Exempt Fund and Oregon Tax Exempt Fund, for each of the past five calendar years fell within one of the top three quintiles. The Board also noted that the yield for Tax Exempt Fund II fell within one of the top three quintiles for two of the past five calendar years and the yield for the Minnesota Tax Exempt Fund and Oregon Tax Exempt Fund fell within one of the top three quintiles for four of the past five calendar years.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board noted that the advisory fees payable by each Fund under the New Agreement are the same as the fee rates payable under the Existing Agreement. The Board gave substantial consideration to its evaluation of the advisory fees payable by the Funds and each Fund’s total expense ratio at the May Meeting. The Board considered that the Funds’ expense ratios were not

114

expected to increase as a result of the Transaction. The Board also considered that Foresters currently does not intend to change any Fund’s expense reimbursement or advisory fee waiver arrangements. In addition, the Board noted that shareholders would not bear any costs in connection with the Transaction, inasmuch as FICC and Foresters will bear the costs, fees and expenses incurred by the Funds in connection with the proxy statement, the fees and expenses of accountants and attorneys relating to the Transaction and proxy statement, and any other fees and expenses incurred by the Funds in connection with the Transaction.

At the May Meeting, the Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to a customized group of comparable funds within its Peer Group selected by Lipper (“Expense Group”). In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Expense Group and noted the relative position of each fund within the Expense Group. With regard to the State Tax Exempt Funds, the Board noted that Lipper did not provide data comparing each such Fund’s contractual and actual management fee on a quintile basis due to the limited number of funds in each such Fund’s Expense Group. However, the Board reviewed data provided by Lipper showing each State Tax Exempt Fund’s management fees as compared to the median of its Expense Group.

The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s advisory agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee.

The Board considered that, at the May Meeting, FIMCO had extended, and, thereafter, Foresters agreed to keep in place, the existing voluntary management fee caps for all of the Funds until May 31, 2011.

At the May Meeting, the Board also reviewed the information compiled by Lipper comparing the Class A share total expense ratio of each of the Funds, taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/non-12b-1 fees) to the Expense Group median, including on a quintile basis, for all Funds other than the State Tax Exempt Funds, with respect to which the Expense Group median was used.

115

Board Consideration of New Advisory Contract and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that: (i) there are significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to shareholders of the Funds; and (ii) Lipper expense comparisons do not take into account the size of a fund complex, and as a result, in certain cases the Funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that the Expense Groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis. Based on the information considered, the Trustees concluded that each Fund’s advisory fees and expense ratio relative to comparable mutual funds was reasonable given the nature, extent and quality of the services to be provided under the New Agreement.

Profitability. At the September Meeting, the Board reviewed the materials it received regarding Foresters capital resources. The Board also reviewed the materials provided by FIMCO at the May Meeting regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2009, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to economies of scale, the Board considered that the Transaction could provide certain benefits to the Funds, including opportunities to increase the distribution of Fund shares and realize cost savings by leveraging certain available resources at Foresters. The Board considered that any resulting growth of Fund assets might produce economies of scale that could benefit Fund shareholders. The Board also considered that the fee schedules for each Fund, which will remain the same under the New Agreement, include breakpoints to account for management economies of scale.

116

The Board also placed significant emphasis on its consideration at the May Meeting of whether economies of scale are benefiting the Funds based on breakpoints in each Fund’s fee schedule. The Board noted that the Tax Exempt Fund had reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rates due to breakpoints in its fee schedule. With regard to the other Funds, the Board recognized that, although each Fund is not currently at an asset level at which it can take advantage of the breakpoints contained in its fee schedule, each schedule is structured so that when the assets of the Fund increase, economies of scale may be shared for the benefit of shareholders.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO and Foresters as a result of their relationships with the Funds. In that regard, the Board considered that the Funds may offer Foresters the opportunity to promote its fraternal mission by offering Foresters membership to existing shareholders. The Board noted that, at the May Meeting, the Board had considered the benefits that may accrue to FIMCO. The Board also considered the profits earned or losses incurred by ADM and the income received by FIC and FIMCO’s affiliated bank as a result of FIMCO’s management of the Funds.

* * *

In summary, after evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, the Board concluded that the level of fees to be paid to FIMCO with respect to each Fund is reasonable. As a result, the Board, including a majority of the Independent Trustees, approved the New Agreement.

117

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers*

Position(s)
Held with
Funds and
Length of
	Service		Number of
	(Including	Principal Occupation(s)	Portfolios	Other
	with	During Past 5 Years and	in Fund	Trusteeships/
Name, Year of Birth	Predecessor	Other Directorships	Complex	Directorships
and Address**	Funds)	held by Trustee	Overseen	Held

DISINTERESTED TRUSTEES

Charles R. Barton, III	Trustee since	Chief Operating Officer	38	None
1965	1/1/06	(since 2007), Board
Director (since 1989) and
Trustee (since 1994) of
The Barton Group/Bar-
ton Mines Corporation
(mining and industrial
abrasives distribution);
President of Noe Pierson
Corporation (land holding
and management services
provider) (since 2004)

Stefan L. Geiringer	Trustee since	President and owner of	38	None
1934	1/1/06	SLG Energy LLC
(energy consulting)
(since 2010); Co-Founder
and Senior Vice President
of Real Time Energy
Solutions, Inc. (energy
consulting) (since 2005);
President and owner
of SLG, Inc. (energy
consulting) (since 2003)

118

Position(s)
Held with
Funds and
Length of
	Service		Number of
	(Including	Principal Occupation(s)	Portfolios	Other
	with	During Past 5 Years and	in Fund	Trusteeships/
Name, Year of Birth	Predecessor	Other Directorships	Complex	Directorships
and Address**	Funds)	held by Trustee	Overseen	Held

DISINTERESTED TRUSTEES (continued)

Robert M. Grohol	Trustee since	None/Retired	38	None
1932	6/30/00 and
Chairman
since 1/1/10

Arthur M. Scutro, Jr.	Trustee since	None/Retired	38	None
1941	1/1/06

Mark R. Ward	Trustee since	Self-employed, consul-	38	None
1952	1/1/10	tant (since 2008); Senior
Partner, Ernst & Young,
LLP, Leader, Mid-Atlan-
tic Asset Management
Practice (2003–2007)

119

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

Position(s)
Held with
Funds and
Length of
	Service		Number of
	(Including	Principal Occupation(s)	Portfolios	Other
	with	During Past 5 Years and	in Fund	Trusteeships/
Name, Year of Birth	Predecessor	Other Directorships	Complex	Directorships
and Address**	Funds)	held by Trustee	Overseen	Held

INTERESTED TRUSTEES***

Kathryn S. Head	Trustee since	Chairman, President and	38	None
1955	3/17/94 and	Director of First Investors
c/o First Investors	President	Consolidated Corporation,
Management Company, Inc.	since 2001	First Investors Manage-
Raritan Plaza I		ment Company, Inc.,
Edison, NJ 08837		Administrative Data Man-
agement Corp., N.A.K.
Realty Corporation,
Real Property Develop-
ment Corporation and
Route 33 Realty Corpora-
tion; and Chairman and
Director of First Investors
Corporation, First
Investors Federal Savings
Bank, First Investors Life
Insurance Company and
First Investors Credit
Corporation.**

* Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

** The address of each Trustee and officer listed above is c/o First Investors Legal Department, 110 Wall Street, New York, NY 10005 unless specified otherwise.

*** Effective January 19, 2011, Mr. Pinkerton became a Trustee of the Funds. He is an interested Trustee because he is an officer of FIMCO and the Funds. Ms. Kathryn S. Head retired from the Board of Trustees effective January 19, 2011.

120

Position(s)
Held with
Funds and
Length of
	Service		Number of
	(Including	Principal Occupation(s)	Portfolios	Other
	with	During Past 5 Years and	in Fund	Trusteeships/
Name, Year of Birth	Predecessor	Other Directorships	Complex	Directorships
and Address**	Funds)	held by Trustee	Overseen	Held

INTERESTED TRUSTEES*** (continued)

Christopher H. Pinkerton	Trustee and	Chairman of First Investors	38	None
1958	President	Management Company,
	since	Inc. and Administrative
	1/19/2011	Data Management Corp.
since 2/4/11; President and
Director of First Investors
Consolidated Corporation,
First Investors Manage-
ment Company, Inc.
and Administrative Data
Management Corp. since
1/19/2011; Chairman
and Director of First
Investors Corporation
since 1/19/2011; Director
of First Investors Life
Insurance Company since
1/19/2011; President, US
Division, The Independent
Order of Foresters, Chair-
man, Foresters Equity
Services (broker-dealer),
Chairman, Foresters
Financial Partners (inde-
pendent marketing organi-
zation) since 2005; Senior
Vice President, Foresters
North American Sales and
Marketing (2005-2007);
President and CEO, USAl-
lianz Investor Services
(variable insurance); and
Chairman, President and
CEO, USAllianz Invest-
ment Advisor (investment
adviser) (1999-2005).

121

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

Position(s)
Held with
Funds and
Length of
	Service		Number of
	(Including		Portfolios	Other
	with		in Fund	Trusteeships/
Name, Year of Birth	Predecessor	Principal Occupation(s)	Complex	Directorships
and Address**	Funds)	During Past 5 Years	Overseen	Held

OFFICER (S) WHO ARE NOT TRUSTEES

Joseph I. Benedek	Treasurer	Treasurer of First	N/A	None
1957	since 1988	Investors Management
c/o First Investors		Company, Inc.
Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837

Mary Carty	Secretary	Assistant Counsel of First	N/A	None
1950	since	Investors Management
	11/19/2010	Company, Inc., since
2010. Special Counsel
and Associate at Willkie
Farr & Gallagher LLP
(1998-2009).

Marc S. Milgram	Chief	Investment Compliance	N/A	None
1957	Compliance	Manager of First Inves-
	Officer since	tors Management Com-
	11/22/2010	pany, Inc., since 2009;
First Investors Federal
Savings Bank, President
since 2000, Treasurer
since 1987 and Director
since 2004; First Inves-
tors Corporation, Vice
President (2008-2009);
Administrative Data
Management Corp., Vice
President (2008-2009);
and First Investors Name
Saver, Inc. f/k/a/ School
Financial Management
Services, Inc., Treasurer
since 1992 and Director
(1992–2007).

122

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information_____

Investment Adviser
First Investors Management
Company, Inc.
110 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
110 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

123

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

124

NOTES

125

First Investors

110 Wall Street
New York, NY 10005

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TEAR

Item 2. Code of Ethics

As of December 31, 2010, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

For the year ended December 31, 2010, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3. Audit Committee Financial Expert

During the reporting period the Registrant's Board determined that it had at least two "audit committee financial experts" serving on its audit committee. Arthur M. Scutro, Jr. and Mark R. Ward were the "audit committee financial experts" during all or part of the period and were considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

	Fiscal Year Ended
	December 31,
	-----------------
	2010	2009
	----	----
(a) Audit Fees
First Investors Tax Exempt Funds	$161,400	$161,400

(b) Audit-Related Fees
First Investors Tax Exempt Funds	$0	$0

(c) Tax Fees
First Investors Tax Exempt Funds	$54,000	$51,700

Nature of services: tax returns preparation and tax compliance

(d) All Other Fees
First Investors Tax Exempt Funds	$0	$0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee (a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the First Investors Funds (“Funds”) and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors’ specific representations as to their independence; (b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor; and (c) to pre-approve all non-audit services to be provided by the Funds’ independent auditor to the Funds’ investment adviser or to any entity that controls, is controlled by or is under common control with the Funds’ investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. The Audit Committee has not adopted pre-approval policies or procedures to permit the services in (b) and (c) above to be pre-approved by other means.

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2010 and 2009 were $77,900 and $82,100, respectively.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Filed herewith

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/	CHRISTOPHER H. PINKERTON
Christopher H. Pinkerton
President and Principal Executive Officer

Date:		March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By	/S/	CHRISTOPHER H. PINKERTON
Christopher H. Pinkerton
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:		March 9, 2011